UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	August 1, 2018 — July 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam RetirementReady® Funds

Annual report
7 | 31 | 19

Putnam RetirementReady Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam Retirement Income Fund Lifestyle 1

Annual report
7 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

September 13, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Performance history as of 7/31/19

Annualized total return (%) before sales charge comparison

Class A shares	Life of fund*	10 years	5 years	3 years	1 year
2060 Fund	7.39%	—	—	8.89%	0.72%
2055 Fund	9.08	—	6.74%	8.78	0.73
2050 Fund	6.47	9.94%	6.65	8.60	0.87
2045 Fund	6.47	9.76	6.51	8.34	1.01
2040 Fund	6.33	9.45	6.20	7.82	1.33
2035 Fund	5.97	8.87	5.70	7.08	1.93
2030 Fund	5.49	8.07	5.08	6.16	2.62
2025 Fund	4.88	7.07	4.27	5.06	2.99
2020 Fund	4.10	5.96	3.48	4.14	3.27
Retirement Income
Fund Lifestyle 1	3.02	4.09	2.77	3.55	3.35

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Income Fund Lifestyle 1 and 5.75% for all other funds; had they, returns would have been lower. See below and pages 9–22 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, and 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 7/31/19. See above and pages 9–22 for additional fund performance information. Index descriptions can be found on pages 31–32.

2 RetirementReady® Funds

How would you describe market conditions during the 12-month reporting period?

Global financial markets were mixed during the 12-month period. Investor appetite for risk assets has ebbed and flowed. Investors fear the ongoing U.S.–China trade rift and its potential negative impact on the global economy. Markets are also worried that the slowdown in some of the world’s biggest economies, including China and Germany, could spill over to the United States. At the end of July 2019, U.S. and Chinese officials ended trade talks with little progress toward halting the dispute that has shaken business confidence and rattled markets.

Against this backdrop, the U.S. Federal Reserve [Fed] pivoted on interest-rate policy and in July cut short-term rates for the first time since 2008. The widely expected quarter-percentage-point rate cut came in response to slowing global economic growth and muted inflation. The Fed also ended its balance sheet reduction two months ahead of schedule. Fed Chairman Jerome Powell indicated the path of the policy rate will depend on future economic data. In Europe, the European Central Bank [ECB] signaled that it will consider injecting

RetirementReady® Funds 3

more stimulus into the wobbling eurozone economy by cutting interest rates or restarting a bond-buying program.

Risk-averse investors have also flocked to the perceived safety of government bonds. This flight to perceived safe havens caused U.S. Treasury yields to tumble, and the yield curve has continued to flatten. The yield on the benchmark 10-year note — widely used in setting borrowing costs for consumers and businesses worldwide — tumbled to multi-year lows at the end of July 2019. The two-year U.S. Treasury yield, which often moves with expectations for Fed policy, fell below 1.8%. The rate-sensitive Bloomberg Barclays U.S. Aggregate Bond Index rose 8.08% during the reporting year. The S&P 500 Index, a broad measure of U.S. stocks, advanced 7.99%, and the MSCI World Index gained 3.62% during the period.

How did the Putnam RetirementReady Funds perform?

The RetirementReady Funds had positive returns during the 12-month period, reflecting positive returns across a variety of asset classes. Funds intended for investors close to and further from retirement posted similar returns for the period, with near-retirement funds outperforming slightly. The strategies, however, underperformed their custom benchmarks because of some weakness in our active implementation decisions.

The glide path of the RetirementReady Funds is an important tool that distinguishes Putnam from its peers. Our glide path starts off more aggressive than the average for our peer group, with a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to peers for the funds serving investors nearing retirement in the 2020s or 2030s.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, an underlying fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

4 RetirementReady® Funds

What underlying fund strategies contributed to or detracted from the funds’ performance?

Across the funds, performance was largely a product of positive returns from stocks and bonds held by the underlying funds, albeit with several bouts of heightened volatility and market uncertainty. We adjusted our asset allocation positioning several times over the past year. Notable asset allocation changes included an overweight exposure held by the underlying funds to equities and commodities during the fourth quarter of 2018 and the first quarter of 2019. This detracted from performance initially before recovering some losses this year. We also reduced the exposure to rate-sensitive fixed income for most of 2019, which detracted as interest rates fell and bond prices rose. In total, asset allocation decisions were a slight detractor for the funds.

We saw positive contributions from our fixed-income selection strategies, which had the largest impact on funds intended for investors closest to retirement. Our allocations to both the Fixed Income Absolute Return Fund and Multi-Asset Absolute Return Fund delivered positive returns and helped dampen volatility across the funds. Our stock selections in U.S. and international developed markets experienced some weakness over this period.

What is your outlook for the coming months?

Regarding allocation changes so far this year, we eliminated overweight positions of the underlying funds in equity risk and commodities. We also reduced exposure of the underlying funds to credit risk (high-yield corporate bonds) and interest-rate risk (government bonds). The underlying funds currently have neutral exposure to equities and commodities relative to the benchmarks. However, the underlying funds have underweight exposure to credit-sensitive and rate-sensitive fixed-income assets.

We have a slightly negative outlook on credit risks. High-yield bond spreads — the difference in yield between two securities — have narrowed and are back to near their tightest point of this cycle. As a result, our quantitative model has become more bearish. In addition, uncertainty surrounding the U.S.–China trade negotiations provide scope for further spread widening. As for our rates positioning, we believe bond yields could drift higher in 2019. We believe interest rates are unattractive, in part, because of the very low carry inherent in the asset class due to the flat shape of the yield curve.

Globally, growth has slowed as the trade war has eroded business investment, manufacturing activity, and investor confidence. We believe the U.S. economy is also likely to expand at a more moderate pace this year compared with 2018. Still, unemployment has touched multi-decade lows, inflation remains anchored, and we believe the likelihood of a recession — while higher than a few months ago — remains low. The economy grew at a 2.1% annual rate in the second quarter of 2019, down from a 3.1% pace in the first quarter.

In July, the Federal Open Market Committee [FOMC], the Fed’s policy arm, indicated the central bank could cut rates again in the months ahead. The Fed stated that “it will continue to monitor the implications of incoming information for the economic outlook and will act as appropriate to sustain the expansion.” Powell described the July rate move as a mid-cycle adjustment to policy, or a so-called “insurance” cut. Central banks use this phrase to describe monetary policy easing intended to counter potential risks to the economic outlook.

We expect stock and bond market volatility to persist in 2019. The yield on the benchmark 30-year Treasury bond — the longest type of U.S. government debt and one of the most sensitive to changes in expectations for long-term growth and inflation — tumbled to

RetirementReady® Funds 5

a record low in mid-August, the latest sign of mounting economic uncertainties, in our view. The 30-year bond is the longest maturity of U.S. government debt and one of the most sensitive to changes in expectations for long-term growth and inflation. We believe investors will remain cautious as they are still attempting to gauge the potential fallout from protectionist tariffs on the U.S. economy and corporate profits.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

6 RetirementReady® Funds

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of July 31, 2019. For more information, please see the funds’ prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund (named Putnam Absolute Return 300 Fund prior to April 30, 2018) invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund (named Putnam Absolute Return 700 Fund prior to April 30, 2018) combines two independent investment strategies: a beta

RetirementReady® Funds 7

strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. Actual allocations of both funds will vary.

You can lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 7/31/19

Underlying Putnam Fund	Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam Retirement Income Fund Lifestyle 1
Putnam Dynamic Asset Allocation
Equity Fund	73.2%	65.6%	48.8%	28.2%	7.1%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	23.3%	39.4%	58.3%	68.0%	45.1%	11.6%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	5.8%	27.8%	49.5%	36.1%	9.3%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	2.0%	15.3%	29.7%	33.9%
Putnam Multi-Asset Absolute
Return Fund	9.8%	9.8%	9.8%	10.4%	13.9%	17.9%	21.9%	26.9%	30.0%	30.2%
Putnam Fixed Income Absolute
Return Fund	0.6%	0.9%	1.6%	2.5%	3.2%	6.1%	10.8%	16.3%	25.2%	30.1%
Putnam Government Money
Market Fund	0.5%	0.4%	0.4%	0.6%	2.0%	3.1%	4.2%	5.4%	5.9%	5.9%

Percentages are based on net assets as of 7/31/19. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

8 RetirementReady® Funds

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2019, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/19

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	29.87%	22.40%	26.33%	23.33%	26.30%	26.30%	27.53%	23.06%	28.69%	31.33%	31.00%
Annual average	7.39	5.67	6.58	5.89	6.58	6.58	6.86	5.82	7.12	7.72	7.64
3 years	29.11	21.68	26.18	23.18	26.15	26.15	27.09	22.64	28.09	30.26	29.94
Annual average	8.89	6.76	8.06	7.20	8.05	8.05	8.32	7.04	8.60	9.21	9.12
1 year	0.72	–5.07	–0.07	–4.76	–0.05	–0.99	0.24	–3.27	0.52	1.02	1.01
2055 Fund†
Life of fund	112.30%	100.10%	99.92%	99.92%	99.07%	99.07%	103.33%	96.21%	107.79%	117.90%	117.12%
Annual average	9.08	8.33	8.32	8.32	8.27	8.27	8.53	8.09	8.81	9.40	9.36
5 years	38.54	30.57	33.61	31.78	33.53	33.53	35.20	30.46	36.84	40.93	40.43
Annual average	6.74	5.48	5.97	5.68	5.95	5.95	6.22	5.46	6.47	7.10	7.03
3 years	28.73	21.33	25.96	22.96	25.84	25.84	26.82	22.38	27.71	30.20	29.74
Annual average	8.78	6.66	8.00	7.13	7.96	7.96	8.24	6.96	8.49	9.20	9.07
1 year	0.73	–5.06	0.06	–4.32	0.02	–0.85	0.24	–3.27	0.44	1.10	1.01
2050 Fund‡
Annual average
(life of fund)	6.47%	6.03%	6.03%	6.03%	5.91%	5.91%	5.94%	5.67%	6.21%	6.76%	6.74%
10 years	157.88	143.05	143.08	143.08	139.35	139.35	145.37	136.78	151.68	165.28	164.57
Annual average	9.94	9.29	9.29	9.29	9.12	9.12	9.39	9.00	9.67	10.25	10.22
5 years	38.00	30.06	32.93	30.93	32.91	32.91	34.63	29.91	36.43	40.16	39.79
Annual average	6.65	5.40	5.86	5.54	5.86	5.86	6.13	5.37	6.41	6.99	6.93
3 years	28.09	20.72	25.24	22.54	25.27	25.27	26.17	21.76	27.22	29.47	29.12
Annual average	8.60	6.48	7.79	6.92	7.80	7.80	8.06	6.78	8.35	8.99	8.89
1 year	0.87	–4.93	0.14	–4.24	0.13	–0.75	0.37	–3.15	0.68	1.23	1.17

RetirementReady® Funds 9

Fund performance Total return for periods ended 7/31/19 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2045 Fund
Annual average
(life of fund)	6.47%	6.05%	6.04%	6.04%	5.94%	5.94%	5.95%	5.69%	6.21%	6.76%	6.74%
10 years	153.73	139.14	138.91	138.91	135.37	135.37	141.38	132.93	147.25	160.99	160.13
Annual average	9.76	9.11	9.10	9.10	8.94	8.94	9.21	8.82	9.47	10.07	10.03
5 years	37.10	29.22	32.07	30.07	32.08	32.08	33.74	29.06	35.34	39.31	38.85
Annual average	6.51	5.26	5.72	5.40	5.72	5.72	5.99	5.23	6.24	6.86	6.79
3 years	27.18	19.86	24.38	21.38	24.29	24.29	25.32	20.93	26.21	28.55	28.12
Annual average	8.34	6.23	7.54	6.67	7.52	7.52	7.81	6.54	8.07	8.73	8.61
1 year	1.01	–4.80	0.28	–4.05	0.26	–0.60	0.54	–2.98	0.73	1.36	1.27
2040 Fund
Annual average
(life of fund)	6.33%	5.91%	5.90%	5.90%	5.80%	5.80%	5.80%	5.55%	6.07%	6.62%	6.60%
10 years	146.75	132.56	132.37	132.37	128.87	128.87	134.71	126.49	140.76	153.65	153.04
Annual average	9.45	8.81	8.80	8.80	8.63	8.63	8.91	8.52	9.18	9.75	9.73
5 years	35.07	27.31	30.17	28.17	30.14	30.14	31.77	27.16	33.48	37.14	36.81
Annual average	6.20	4.95	5.41	5.09	5.41	5.41	5.67	4.92	5.95	6.52	6.47
3 years	25.36	18.15	22.57	19.57	22.59	22.59	23.50	19.18	24.49	26.61	26.31
Annual average	7.82	5.72	7.02	6.14	7.03	7.03	7.29	6.02	7.57	8.18	8.10
1 year	1.33	–4.50	0.61	–3.89	0.57	–0.33	0.85	–2.68	1.11	1.68	1.61
2035 Fund
Annual average
(life of fund)	5.97%	5.54%	5.54%	5.54%	5.43%	5.43%	5.44%	5.18%	5.70%	6.25%	6.23%
10 years	134.00	120.55	120.37	120.37	116.92	116.92	122.41	114.63	128.29	140.49	139.76
Annual average	8.87	8.23	8.22	8.22	8.05	8.05	8.32	7.94	8.60	9.17	9.14
5 years	31.97	24.38	27.13	25.13	27.10	27.10	28.69	24.19	30.37	33.98	33.57
Annual average	5.70	4.46	4.92	4.59	4.91	4.91	5.17	4.43	5.45	6.03	5.96
3 years	22.78	15.72	20.04	17.04	20.00	20.00	20.94	16.71	21.85	24.06	23.68
Annual average	7.08	4.99	6.28	5.39	6.27	6.27	6.54	5.29	6.81	7.45	7.34
1 year	1.93	–3.93	1.17	–3.40	1.12	0.21	1.39	–2.16	1.66	2.24	2.14
2030 Fund
Annual average
(life of fund)	5.49%	5.07%	5.06%	5.06%	4.96%	4.96%	4.97%	4.71%	5.23%	5.77%	5.76%
10 years	117.22	104.73	104.52	104.52	101.65	101.65	106.65	99.42	111.97	123.22	122.72
Annual average	8.07	7.43	7.42	7.42	7.27	7.27	7.53	7.15	7.80	8.36	8.34
5 years	28.09	20.73	23.36	21.36	23.35	23.35	24.93	20.56	26.49	30.00	29.71
Annual average	5.08	3.84	4.29	3.95	4.29	4.29	4.55	3.81	4.81	5.39	5.34
3 years	19.66	12.78	16.99	13.99	17.02	17.02	17.91	13.78	18.81	20.87	20.60
Annual average	6.16	4.09	5.37	4.46	5.38	5.38	5.64	4.40	5.91	6.52	6.44
1 year	2.62	–3.28	1.80	–2.91	1.81	0.87	2.07	–1.50	2.36	2.94	2.87

10 RetirementReady® Funds

Fund performance Total return for periods ended 7/31/19 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2025 Fund
Annual average
(life of fund)	4.88%	4.46%	4.45%	4.45%	4.35%	4.35%	4.35%	4.10%	4.61%	5.16%	5.14%
10 years	98.09	86.70	86.43	86.43	83.71	83.71	88.37	81.78	93.14	103.65	103.00
Annual average	7.07	6.44	6.43	6.43	6.27	6.27	6.54	6.16	6.80	7.37	7.34
5 years	23.26	16.17	18.74	16.74	18.73	18.73	20.23	16.02	21.67	25.15	24.75
Annual average	4.27	3.04	3.49	3.14	3.49	3.49	3.75	3.02	4.00	4.59	4.52
3 years	15.96	9.30	13.44	10.44	13.45	13.45	14.29	10.29	15.13	17.23	16.86
Annual average	5.06	3.01	4.29	3.36	4.30	4.30	4.55	3.32	4.81	5.44	5.33
1 year	2.99	–2.93	2.22	–2.56	2.21	1.26	2.47	–1.12	2.70	3.35	3.24
2020 Fund
Annual average
(life of fund)	4.10%	3.68%	3.68%	3.68%	3.57%	3.57%	3.58%	3.33%	3.84%	4.38%	4.36%
10 years	78.39	68.13	67.96	67.96	65.54	65.54	69.57	63.63	73.85	83.30	82.87
Annual average	5.96	5.33	5.32	5.32	5.17	5.17	5.42	5.05	5.69	6.25	6.22
5 years	18.65	11.83	14.28	12.28	14.33	14.33	15.73	11.68	17.16	20.47	20.18
Annual average	3.48	2.26	2.71	2.34	2.71	2.71	2.96	2.23	3.22	3.79	3.74
3 years	12.96	6.46	10.42	7.42	10.51	10.51	11.28	7.39	12.08	14.09	13.82
Annual average	4.14	2.11	3.36	2.42	3.39	3.39	3.63	2.40	3.87	4.49	4.41
1 year	3.27	–2.67	2.49	–2.41	2.50	1.53	2.75	–0.85	2.96	3.62	3.48
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	3.02%	2.74%	2.61%	2.61%	2.51%	2.51%	2.65%	2.42%	2.76%	3.30%	3.28%
10 years	49.28	43.31	40.56	40.56	38.46	38.46	44.91	40.20	45.49	53.40	53.00
Annual average	4.09	3.66	3.46	3.46	3.31	3.31	3.78	3.44	3.82	4.37	4.34
5 years	14.63	10.04	10.31	8.33	10.36	10.36	13.15	9.47	13.13	16.32	16.01
Annual average	2.77	1.93	1.98	1.61	1.99	1.99	2.50	1.83	2.50	3.07	3.02
3 years	11.03	6.59	8.51	5.51	8.49	8.49	10.17	6.59	10.14	12.11	11.81
Annual average	3.55	2.15	2.76	1.80	2.75	2.75	3.28	2.15	3.27	3.88	3.79
1 year	3.35	–0.78	2.53	–2.46	2.61	1.61	3.08	–0.27	3.03	3.69	3.60

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. The maximum sales charges for Retirement Income Fund Lifestyle 1 class A and M shares are 4.00% and 3.25%, respectively. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6 and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

For the funds with 10 years of performance, class C share performance reflects conversion to class A shares after 10 years.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is 9/1/16.

RetirementReady® Funds 11

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is 9/1/16.

Comparative index returns For periods ended 7/31/19

		Bloomberg Barclays U.S.
	S&P 500 Index	Aggregate Bond Index
Annual average (life of fund)
(since 11/1/04)*	9.04%	4.09%
Annual average (life of fund)
(since 5/2/05)†	9.12	4.15
Life of fund	202.40	31.19
Annual average (since 11/30/10)‡	13.62	3.18
Life of fund	54.35	12.68
Annual average (since 11/30/15)**	12.57	3.31
10 years	271.71	44.56
Annual average	14.03	3.75
5 years	71.08	16.19
Annual average	11.34	3.05
3 years	45.66	6.66
Annual average	13.36	2.17
1 year	7.99	8.08

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

† Inception date of Putnam RetirementReady 2050 Fund.

‡ Inception date of Putnam RetirementReady 2055 Fund.

** Inception date of Putnam RetirementReady 2060 Fund.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,633 ($12,333 after contingent deferred sales charge) and $12,630 (contingent deferred sales charge no longer applies). A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $12,306. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $12,869, $13,133, and $13,100 respectively. See first page of performance section for performance calculation method.

12 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $19,992 and $19,907 respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $19,621. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $20,779, $21,790, and $21,712, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $24,308 and $23,935, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $23,678. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $25,168, $26,528, and $26,457, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 13

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $23,891 and $23,537, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $23,293. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $24,725, $26,099, and $26,013, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $23,237 and $22,887, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $22,649. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $24,076, $25,365, and $25,304, respectively. See first page of performance section for performance calculation method.

14 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $22,037 and $21,692, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $21,463. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $22,829, $24,049, and $23,976, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $20,452 and $20,165, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $19,942. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $21,197, $22,322, and $22,272, respectively. See first page of performance section for performance calculation method.

RetirementReady® Funds 15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $18,643 and $18,371, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $18,178. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $19,314, $20,365, and $20,300, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,796 and $16,554, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,650 after sales charge) would have been valued at $16,363. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $17,385, $18,330, and $18,287, respectively. See first page of performance section for performance calculation method.

16 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $14,056 and $13,846, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,675 after sales charge) would have been valued at $14,020. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $14,549, $15,340, and $15,300, respectively. See first page of performance section for performance calculation method.

Fund price and distribution information For the 12-month period ended 7/31/19

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2060 Fund
Number	1		1	1	1		1	1	1
Income	$0.337		$0.268	$0.252	$0.220		$0.291	$0.350	$0.340
Capital gains
Long-term gains	0.316		0.316	0.316	0.316		0.316	0.316	0.316
Short-term gains	0.040		0.040	0.040	0.040		0.040	0.040	0.040
Total	$0.693		$0.624	$0.608	$0.576		$0.647	$0.706	$0.696
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$11.70	$12.41	$11.66	$11.60	$11.68	$12.10	$11.69	$11.77	$11.74
7/31/19	10.99	11.66	10.94	10.90	11.05	11.45	11.01	11.08	11.06
2055 Fund
Number	1		1	1	1		1	1	1
Income	$0.309		$0.215	$0.228	$0.268		$0.184	$0.356	$0.338
Capital gains
Long-term gains	1.134		1.134	1.134	1.134		1.134	1.134	1.134
Short-term gains	—		—	—	—		—	—	—
Total	$1.443		$1.349	$1.362	$1.402		$1.318	$1.490	$1.472
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$12.57	$13.34	$12.45	$12.28	$12.56	$13.02	$12.52	$12.71	$12.68
7/31/19	11.01	11.68	10.92	10.73	10.99	11.39	11.07	11.14	11.12

RetirementReady® Funds 17

Fund price and distribution information For the 12-month period ended 7/31/19 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2050 Fund
Number	1		1	1	1		1	1	1
Income	$0.513		$0.357	$0.372	$0.431		$0.473	$0.585	$0.530
Capital gains
Long-term gains	1.882		1.882	1.882	1.882		1.882	1.882	1.882
Short-term gains	—		—	—	—		—	—	—
Total	$2.395		$2.239	$2.254	$2.313		$2.355	$2.467	$2.412
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$20.52	$21.77	$20.19	$20.02	$20.68	$21.43	$20.27	$20.70	$20.66
7/31/19	17.96	19.06	17.67	17.48	18.12	18.78	17.72	18.13	18.14
2045 Fund
Number	1		1	1	1		1	1	1
Income	$0.690		$0.532	$0.566	$0.583		$0.573	$0.767	$0.738
Capital gains
Long-term gains	1.941		1.941	1.941	1.941		1.941	1.941	1.941
Short-term gains	—		—	—	—		—	—	—
Total	$2.631		$2.473	$2.507	$2.524		$2.514	$2.708	$2.679
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$22.67	$24.05	$20.50	$20.52	$22.01	$22.81	$23.32	$27.44	$27.38
7/31/19	19.90	21.11	17.75	17.73	19.26	19.96	20.63	24.72	24.67
2040 Fund
Number	1		1	1	1		1	1	1
Income	$0.641		$0.460	$0.485	$0.532		$0.421	$0.716	$0.674
Capital gains
Long-term gains	1.621		1.621	1.621	1.621		1.621	1.621	1.621
Short-term gains	—		—	—	—		—	—	—
Total	$2.262		$2.081	$2.106	$2.153		$2.042	$2.337	$2.295
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$24.24	$25.72	$22.20	$21.88	$22.59	$23.41	$25.09	$28.73	$28.68
7/31/19	22.00	23.34	19.99	19.63	20.35	21.09	23.06	26.56	26.54
2035 Fund
Number	1		1	1	1		1	1	1
Income	$0.773		$0.599	$0.624	$0.617		$0.660	$0.851	$0.825
Capital gains
Long-term gains	1.335		1.335	1.335	1.335		1.335	1.335	1.335
Short-term gains	—		—	—	—		—	—	—
Total	$2.108		$1.934	$1.959	$1.952		$1.995	$2.186	$2.160
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$24.08	$25.55	$22.07	$21.96	$23.14	$23.98	$23.16	$28.35	$28.30
7/31/19	22.18	23.53	20.17	20.02	21.28	22.05	21.31	26.53	26.48

18 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/19 cont.

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
2030 Fund
Number	1		1	1	1		1	1	1
Income	$0.707		$0.513	$0.532	$0.610		$0.592	$0.783	$0.756
Capital gains
Long-term gains	0.989		0.989	0.989	0.989		0.989	0.989	0.989
Short-term gains	—		—	—	—		—	—	—
Total	$1.696		$1.502	$1.521	$1.599		$1.581	$1.772	$1.745
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$23.22	$24.64	$22.02	$21.94	$22.55	$23.37	$22.02	$26.78	$26.74
7/31/19	21.95	23.29	20.76	20.66	21.25	22.02	20.79	25.60	25.57
2025 Fund
Number	1		1	1	1		1	1	1
Income	$0.795		$0.615	$0.658	$0.671		$0.646	$0.874	$0.849
Capital gains
Long-term gains	0.682		0.682	0.682	0.682		0.682	0.682	0.682
Short-term gains	—		—	—	—		—	—	—
Total	$1.477		$1.297	$1.340	$1.353		$1.328	$1.556	$1.531
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$22.91	$24.31	$21.32	$21.26	$21.68	$22.47	$21.44	$23.11	$23.06
7/31/19	21.98	23.32	20.38	20.27	20.74	21.49	20.57	22.18	22.13
2020 Fund
Number	1		1	1	1		1	1	1
Income	$0.633		$0.478	$0.490	$0.506		$0.569	$0.696	$0.687
Capital gains
Long-term gains	0.330		0.330	0.330	0.330		0.330	0.330	0.330
Short-term gains	—		—	—	—		—	—	—
Total	$0.963		$0.808	$0.820	$0.836		$0.899	$1.026	$1.017
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$19.63	$20.83	$18.89	$18.87	$19.31	$20.01	$18.90	$22.15	$22.13
7/31/19	19.23	20.40	18.49	18.46	18.94	19.63	18.49	21.84	21.80
Retirement Income
Fund
Lifestyle 1
Number	12		12	12	12		12	12	12
Income	$0.533		$0.405	$0.408	$0.489		$0.489	$0.591	$0.576
Capital gains
Long-term gains	0.025		0.025	0.025	0.025		0.025	0.025	0.025
Short-term gains	—		—	—	—		—	—	—
Total	$0.558		$0.430	$0.433	$0.514		$0.514	$0.616	$0.601
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
7/31/18	$17.62	$18.35	$17.20	$17.24	$17.67	$18.26	$17.61	$17.68	$17.68
7/31/19	17.62	18.35	17.18	17.23	17.67	18.26	17.60	17.68	17.68

RetirementReady® Funds 19

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares for all funds except Retirement Income Fund Lifestyle 1, for which the rates are 4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter Total return for periods ended 6/30/19

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2060 Fund*
Life of fund	29.16%	21.73%	25.75%	22.75%	25.84%	25.84%	26.95%	22.51%	28.11%	30.73%	30.41%
Annual average	7.40	5.64	6.60	5.89	6.62	6.62	6.89	5.83	7.16	7.77	7.69
3 years	33.42	25.75	30.54	27.54	30.63	30.63	31.47	26.87	32.50	34.88	34.55
Annual average	10.09	7.94	9.29	8.45	9.31	9.31	9.55	8.26	9.84	10.49	10.40
1 year	3.17	–2.76	2.37	–2.44	2.50	1.53	2.69	–0.90	2.97	3.56	3.46
2055 Fund†
Life of fund	111.34%	99.19%	99.01%	99.01%	98.14%	98.14%	102.40%	95.32%	106.86%	116.92%	115.95%
Annual average	9.11	8.36	8.35	8.35	8.29	8.29	8.56	8.11	8.84	9.44	9.38
5 years	35.54	27.75	30.59	28.81	30.48	30.48	32.15	27.53	33.87	37.79	37.17
Annual average	6.27	5.02	5.48	5.19	5.47	5.47	5.73	4.98	6.01	6.62	6.53
3 years	33.11	25.46	30.16	27.16	30.20	30.20	31.14	26.55	32.07	34.74	34.13
Annual average	10.00	7.85	9.18	8.34	9.20	9.20	9.46	8.17	9.72	10.45	10.28
1 year	3.23	–2.71	2.40	–2.09	2.39	1.50	2.64	–0.95	2.87	3.66	3.40
2050 Fund‡
Annual average
(life of fund)	6.48%	6.03%	6.03%	6.03%	5.91%	5.91%	5.94%	5.68%	6.21%	6.76%	6.74%
10 years	176.55	160.65	160.44	160.44	156.67	156.67	163.18	153.97	169.80	184.29	183.53
Annual average	10.71	10.05	10.05	10.05	9.88	9.88	10.16	9.77	10.43	11.01	10.98
5 years	34.93	27.17	30.00	28.00	29.96	29.96	31.57	26.97	33.27	36.98	36.61
Annual average	6.17	4.92	5.39	5.06	5.38	5.38	5.64	4.89	5.91	6.50	6.44
3 years	32.41	24.80	29.52	26.52	29.52	29.52	30.47	25.90	31.48	33.75	33.39
Annual average	9.81	7.66	9.00	8.16	9.00	9.00	9.27	7.98	9.55	10.18	10.08
1 year	3.18	–2.75	2.43	–2.05	2.44	1.54	2.65	–0.94	2.92	3.47	3.42
2045 Fund
Annual average
(life of fund)	6.47%	6.04%	6.04%	6.04%	5.93%	5.93%	5.94%	5.69%	6.21%	6.76%	6.74%
10 years	171.84	156.21	156.00	156.00	152.17	152.17	158.58	149.53	165.11	179.57	178.65
Annual average	10.52	9.87	9.86	9.86	9.69	9.69	9.97	9.58	10.24	10.83	10.79
5 years	34.00	26.29	29.09	27.09	29.10	29.10	30.70	26.12	32.35	36.14	35.69
Annual average	6.03	4.78	5.24	4.91	5.24	5.24	5.50	4.75	5.77	6.36	6.29
3 years	31.19	23.69	28.37	25.37	28.35	28.35	29.32	24.79	30.29	32.69	32.19
Annual average	9.47	7.33	8.68	7.83	8.67	8.67	8.95	7.66	9.22	9.87	9.75
1 year	3.04	–2.88	2.32	–2.10	2.30	1.42	2.53	–1.06	2.79	3.42	3.30

20 RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/19 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2040 Fund
Annual average
(life of fund)	6.33%	5.90%	5.90%	5.90%	5.80%	5.80%	5.80%	5.54%	6.07%	6.62%	6.60%
10 years	164.40	149.19	148.82	148.82	145.35	145.35	151.29	142.49	157.80	171.61	170.97
Annual average	10.21	9.56	9.54	9.54	9.39	9.39	9.65	9.26	9.93	10.51	10.48
5 years	32.02	24.43	27.18	25.18	27.25	27.25	28.79	24.28	30.49	34.05	33.73
Annual average	5.71	4.47	4.93	4.59	4.94	4.94	5.19	4.44	5.47	6.04	5.99
3 years	29.13	21.70	26.21	23.21	26.27	26.27	27.23	22.78	28.19	30.44	30.13
Annual average	8.89	6.77	8.07	7.20	8.09	8.09	8.36	7.08	8.63	9.26	9.18
1 year	3.07	–2.86	2.32	–2.26	2.35	1.44	2.58	–1.01	2.84	3.41	3.35
2035 Fund
Annual average
(life of fund)	5.96%	5.53%	5.52%	5.52%	5.42%	5.42%	5.43%	5.17%	5.69%	6.24%	6.22%
10 years	150.56	136.15	135.92	135.92	132.39	132.39	138.24	129.90	144.27	157.51	156.72
Annual average	9.62	8.97	8.96	8.96	8.80	8.80	9.07	8.68	9.34	9.92	9.89
5 years	29.01	21.60	24.29	22.29	24.26	24.26	25.82	21.41	27.40	30.98	30.58
Annual average	5.23	3.99	4.44	4.11	4.44	4.44	4.70	3.96	4.96	5.55	5.48
3 years	25.87	18.63	23.12	20.12	23.08	23.08	24.03	19.69	24.96	27.19	26.80
Annual average	7.97	5.86	7.18	6.30	7.17	7.17	7.44	6.17	7.71	8.35	8.24
1 year	3.21	–2.72	2.43	–2.20	2.43	1.51	2.68	–0.91	2.95	3.56	3.45
2030 Fund
Annual average
(life of fund)	5.48%	5.05%	5.05%	5.05%	4.94%	4.94%	4.95%	4.70%	5.22%	5.76%	5.74%
10 years	132.49	119.12	118.93	118.93	115.79	115.79	121.12	113.38	126.83	139.04	138.41
Annual average	8.80	8.16	8.15	8.15	7.99	7.99	8.26	7.87	8.54	9.11	9.08
5 years	25.31	18.10	20.77	18.77	20.76	20.76	22.25	17.97	23.84	27.26	26.92
Annual average	4.62	3.38	3.85	3.50	3.84	3.84	4.10	3.36	4.37	4.94	4.88
3 years	22.09	15.07	19.41	16.41	19.38	19.38	20.30	16.09	21.22	23.36	23.03
Annual average	6.88	4.79	6.09	5.20	6.08	6.08	6.36	5.10	6.62	7.25	7.15
1 year	3.44	–2.51	2.71	–2.05	2.72	1.77	2.95	–0.65	3.22	3.85	3.73
2025 Fund
Annual average
(life of fund)	4.86%	4.43%	4.43%	4.43%	4.32%	4.32%	4.33%	4.08%	4.60%	5.14%	5.12%
10 years	110.80	98.68	98.65	98.65	95.55	95.55	100.56	93.54	105.66	116.87	116.28
Annual average	7.74	7.11	7.10	7.10	6.94	6.94	7.21	6.83	7.48	8.05	8.02
5 years	20.90	13.94	16.47	14.47	16.40	16.40	17.91	13.78	19.36	22.77	22.43
Annual average	3.87	2.65	3.10	2.74	3.08	3.08	3.35	2.62	3.60	4.19	4.13
3 years	17.68	10.92	15.11	12.11	15.07	15.07	15.96	11.90	16.82	18.91	18.59
Annual average	5.58	3.51	4.80	3.88	4.79	4.79	5.06	3.82	5.32	5.94	5.85
1 year	3.37	–2.57	2.62	–2.17	2.61	1.66	2.87	–0.73	3.11	3.73	3.66

RetirementReady® Funds 21

Fund performance as of most recent calendar quarter
Total return for periods ended 6/30/19 cont.

	Class A		Class B		Class C		Class M		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Before	After	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value
2020 Fund
Annual average
(life of fund)	4.08%	3.66%	3.65%	3.65%	3.55%	3.55%	3.56%	3.31%	3.82%	4.35%	4.33%
10 years	88.41	77.58	77.22	77.22	74.68	74.68	79.10	72.83	83.58	93.45	92.99
Annual average	6.54	5.91	5.89	5.89	5.74	5.74	6.00	5.62	6.26	6.82	6.80
5 years	16.71	9.99	12.33	10.33	12.38	12.38	13.80	9.81	15.23	18.43	18.15
Annual average	3.14	1.92	2.35	1.99	2.36	2.36	2.62	1.89	2.88	3.44	3.39
3 years	14.10	7.54	11.52	8.52	11.55	11.55	12.36	8.43	13.25	15.20	14.92
Annual average	4.49	2.45	3.70	2.76	3.71	3.71	3.96	2.74	4.24	4.83	4.75
1 year	3.25	–2.69	2.42	–2.47	2.43	1.46	2.74	–0.86	2.95	3.61	3.47
Retirement
Income Fund
Lifestyle 1
Annual average
(life of fund)	2.99%	2.70%	2.57%	2.57%	2.47%	2.47%	2.61%	2.38%	2.73%	3.26%	3.25%
10 years	56.89	50.62	47.74	47.74	45.57	45.57	52.25	47.30	52.99	61.19	60.88
Annual average	4.61	4.18	3.98	3.98	3.83	3.83	4.29	3.95	4.34	4.89	4.87
5 years	13.07	8.54	8.94	6.98	8.86	8.86	11.68	8.05	11.64	14.80	14.57
Annual average	2.49	1.65	1.73	1.36	1.71	1.71	2.23	1.56	2.23	2.80	2.76
3 years	11.52	7.06	9.08	6.08	9.06	9.06	10.71	7.12	10.69	12.65	12.43
Annual average	3.70	2.30	2.94	1.99	2.93	2.93	3.45	2.32	3.44	4.05	3.98
1 year	3.03	–1.09	2.28	–2.71	2.23	1.23	2.76	–0.58	2.77	3.37	3.34

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which incepted on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which incepted on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which incepted on 9/1/16.

See the discussion following the fund performance tables on page 11 for information about the calculation of fund performance.

22 RetirementReady® Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2060 Fund
Net expenses for the fiscal year
ended 7/31/18*	1.04%	1.79%	1.79%	1.54%	1.29%	0.69%	0.79%
Total annual operating expenses for the
fiscal year ended 7/31/18	17.10%	17.85%	17.85%	17.60%	17.35%	16.75%	16.85%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam RetirementReady 2055 Fund
Net expenses for the fiscal year
ended 7/31/18**†	1.08%	1.83%	1.83%	1.58%	1.33%	0.69%	0.83%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.57%	2.32%	2.32%	2.07%	1.82%	1.18%	1.32%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.42%	1.17%	1.17%	0.92%	0.67%	0.05%	0.17%
Putnam RetirementReady 2050 Fund
Net expenses for the fiscal year
ended 7/31/18**	1.05%	1.80%	1.80%	1.55%	1.30%	0.69%	0.80%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.24%	1.99%	1.99%	1.74%	1.49%	0.88%	0.99%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.39%	1.14%	1.14%	0.89%	0.64%	0.05%	0.14%
Putnam RetirementReady 2045 Fund
Net expenses for the fiscal year
ended 7/31/18**	1.07%	1.82%	1.82%	1.57%	1.32%	0.70%	0.82%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.25%	2.00%	2.00%	1.75%	1.50%	0.88%	1.00%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.40%	1.15%	1.15%	0.90%	0.65%	0.05%	0.15%
Putnam RetirementReady 2040 Fund
Net expenses for the fiscal year
ended 7/31/18**†	1.03%	1.78%	1.78%	1.53%	1.28%	0.69%	0.78%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.12%	1.87%	1.87%	1.62%	1.37%	0.78%	0.87%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%

RetirementReady® Funds 23

Expense ratios cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady 2035 Fund
Net expenses for the fiscal year
ended 7/31/18**	1.03%	1.78%	1.78%	1.53%	1.28%	0.67%	0.78%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.14%	1.89%	1.89%	1.64%	1.39%	0.78%	0.89%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.39%	1.14%	1.14%	0.89%	0.64%	0.05%	0.14%
Putnam RetirementReady 2030 Fund
Net expenses for the fiscal year
ended 7/31/18**	0.98%	1.73%	1.73%	1.48%	1.23%	0.64%	0.73%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.06%	1.81%	1.81%	1.56%	1.31%	0.72%	0.81%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam RetirementReady 2025 Fund
Net expenses for the fiscal year
ended 7/31/18**	0.99%	1.74%	1.74%	1.49%	1.24%	0.63%	0.74%
Total annual operating expenses for the
fiscal year ended 7/31/18	1.10%	1.85%	1.85%	1.60%	1.35%	0.74%	0.85%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.39%	1.14%	1.14%	0.89%	0.64%	0.05%	0.14%
Putnam RetirementReady 2020 Fund
Net expenses for the fiscal year
ended 7/31/18**†	0.96%	1.71%	1.71%	1.46%	1.21%	0.63%	0.71%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.04%	1.79%	1.79%	1.54%	1.29%	0.71%	0.79%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.38%	1.13%	1.13%	0.88%	0.63%	0.05%	0.13%
Putnam Retirement Income Fund
Lifestyle 1
Net expenses for the fiscal year
ended 7/31/18**†	0.97%	1.72%	1.72%	1.22%	1.22%	0.63%	0.72%
Total annual operating expenses for the
fiscal year ended 7/31/18†	1.10%	1.85%	1.85%	1.35%	1.35%	0.76%	0.85%
Annualized expense ratio for the six-month
period ended 7/31/19#	0.38%	1.13%	1.13%	0.63%	0.63%	0.05%	0.13%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

24 RetirementReady® Funds

Expense ratios cont.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

Putnam RetirementReady 2060 Fund	0.64%
Putnam RetirementReady 2055 Fund	0.64%
Putnam RetirementReady 2050 Fund	0.64%
Putnam RetirementReady 2045 Fund	0.65%
Putnam RetirementReady 2040 Fund	0.64%
Putnam RetirementReady 2035 Fund	0.62%
Putnam RetirementReady 2030 Fund	0.59%
Putnam RetirementReady 2025 Fund	0.58%
Putnam RetirementReady 2020 Fund	0.58%
Putnam Retirement Income Fund Lifestyle 1	0.58%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/28.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/19.

† Restated to reflect current fees.

# Expense ratios for each share class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 2/1/19 to 7/31/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000*†	$1.94	$5.77	$5.77	$4.50	$3.22	$0.26	$0.67
Ending value (after expenses)	$1,062.90	$1,059.10	$1,059.30	$1,060.50	$1,061.70	$1,064.40	$1,063.50
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000*†	$2.15	$5.97	$5.97	$4.70	$3.42	$0.26	$0.87
Ending value (after expenses)	$1,061.70	$1,059.20	$1,059.20	$1,059.80	$1,060.30	$1,064.00	$1,064.10
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000*†	$1.99	$5.82	$5.82	$4.54	$3.27	$0.26	$0.72
Ending value (after expenses)	$1,062.10	$1,057.50	$1,058.10	$1,059.00	$1,061.10	$1,064.00	$1,063.30
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000*†	$2.04	$5.87	$5.87	$4.59	$3.32	$0.26	$0.77
Ending value (after expenses)	$1,061.30	$1,057.80	$1,057.20	$1,058.80	$1,059.60	$1,063.20	$1,062.90
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000*†	$1.94	$5.76	$5.76	$4.49	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,059.20	$1,055.40	$1,055.40	$1,056.60	$1,057.80	$1,060.70	$1,060.80
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$4.53	$3.26	$0.26	$0.71
Ending value (after expenses)	$1,056.70	$1,052.70	$1,052.60	$1,054.00	$1,055.50	$1,058.20	$1,057.90

RetirementReady® Funds 25

Expense per $1,000 cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000*†	$1.94	$5.74	$5.74	$4.48	$3.21	$0.25	$0.66
Ending value (after expenses)	$1,054.30	$1,050.10	$1,049.80	$1,051.50	$1,052.70	$1,055.70	$1,055.70
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000*†	$1.98	$5.78	$5.78	$4.52	$3.25	$0.25	$0.71
Ending value (after expenses)	$1,049.70	$1,046.20	$1,045.90	$1,046.90	$1,047.90	$1,051.20	$1,050.80
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000*†	$1.93	$5.72	$5.72	$4.46	$3.19	$0.25	$0.66
Ending value (after expenses)	$1,045.70	$1,041.70	$1,041.80	$1,043.00	$1,044.00	$1,047.50	$1,046.60
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000*†	$1.93	$5.72	$5.72	$3.19	$3.19	$0.25	$0.66
Ending value (after expenses)	$1,044.50	$1,040.00	$1,040.40	$1,043.20	$1,042.70	$1,046.10	$1,045.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

26 RetirementReady® Funds

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 7/31/19, use the following calculation method. To find the value of your investment on 2/1/19, call Putnam at 1-800-225-1581.

RetirementReady® Funds 27

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam RetirementReady
2060 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$4.41	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,020.43	$1,021.67	$1,024.55	$1,024.15
Putnam RetirementReady
2055 Fund
Expenses paid per $1,000*†	$2.11	$5.86	$5.86	$4.61	$3.36	$0.25	$0.85
Ending value (after expenses)	$1,022.71	$1,018.99	$1,018.99	$1,020.23	$1,021.47	$1,024.55	$1,023.95
Putnam RetirementReady
2050 Fund
Expenses paid per $1,000*†	$1.96	$5.71	$5.71	$4.46	$3.21	$0.25	$0.70
Ending value (after expenses)	$1,022.86	$1,019.14	$1,019.14	$1,020.38	$1,021.62	$1,024.55	$1,024.10
Putnam RetirementReady
2045 Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.76	$4.51	$3.26	$0.25	$0.75
Ending value (after expenses)	$1,022.81	$1,019.09	$1,019.09	$1,020.33	$1,021.57	$1,024.55	$1,024.05
Putnam RetirementReady
2040 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$4.41	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,020.43	$1,021.67	$1,024.55	$1,024.15
Putnam RetirementReady
2035 Fund
Expenses paid per $1,000*†	$1.96	$5.71	$5.71	$4.46	$3.21	$0.25	$0.70
Ending value (after expenses)	$1,022.86	$1,019.14	$1,019.14	$1,020.38	$1,021.62	$1,024.55	$1,024.10
Putnam RetirementReady
2030 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$4.41	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,020.43	$1,021.67	$1,024.55	$1,024.15
Putnam RetirementReady
2025 Fund
Expenses paid per $1,000*†	$1.96	$5.71	$5.71	$4.46	$3.21	$0.25	$0.70
Ending value (after expenses)	$1,022.86	$1,019.14	$1,019.14	$1,020.38	$1,021.62	$1,024.55	$1,024.10
Putnam RetirementReady
2020 Fund
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$4.41	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,020.43	$1,021.67	$1,024.55	$1,024.15

28 RetirementReady® Funds

Compare expenses using the SEC’s method cont.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Putnam Retirement Income
Fund Lifestyle 1
Expenses paid per $1,000*†	$1.91	$5.66	$5.66	$3.16	$3.16	$0.25	$0.65
Ending value (after expenses)	$1,022.91	$1,019.19	$1,019.19	$1,021.67	$1,021.67	$1,024.55	$1,024.15

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 29

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax, and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

For the portion invested in Putnam Government Money Market Fund, these risks also apply: You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest-rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The principal value of each fund is not guaranteed at any time, including at the target date.

30 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares (4.00% for class A shares and 3.25% for class M shares of Retirement Income Fund Lifestyle 1).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

RetirementReady® Funds 31

MSCI World Index (ND) is an unmanaged index of equity securities from developed countries. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to Global Equity Fund 11 non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2019, Putnam employees had approximately $478,000,000 and the Trustees had approximately $72,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

32 RetirementReady® Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

RetirementReady® Funds 33

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2019, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2019, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2019 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2019. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous

34 RetirementReady® Funds

years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees considered your fund’s management fee schedule and considered that, although the fund pays no management fee to Putnam Management, Putnam Management receives management fees from the underlying Putnam funds in which your fund invests. The Trustees noted that the fee schedule was consistent with the current fee schedules of other Putnam funds that pursued their objectives by investing substantially all of their assets in other Putnam funds, which have been carefully developed over the years and re-examined on many occasions and adjusted where appropriate.

The Trustees also reviewed the management fee schedules in effect for all Putnam funds (including the underlying Putnam funds in which your fund invests), including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under their management contracts, the underlying Putnam funds in which your fund invests have the benefit of breakpoints in their management fee schedules that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. Some of the underlying Putnam funds’ management contracts also provide for performance fees. The Trustees concluded that the fee schedules in effect for the underlying Putnam funds in which your fund invests represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented two expense limitations that were in effect during your fund’s fiscal year ending in 2018. One expense limitation was a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses. This expense limitation attempts to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that this expense limitation was not operative during their fiscal years ending in 2018. PSERV has agreed to maintain this expense limitation until at least November 30, 2020. In addition, Putnam Management has agreed to reimburse all so-called “other expenses” of your fund (i.e., all expenses excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) through at least November 30, 2020 (for Putnam RetirementReady 2060 Fund, through at least November 30, 2029). The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2018. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2018 reflected

RetirementReady® Funds 35

the most recent fiscal year-end data available in Broadridge’s database at that time.

Total expenses (quintile)
Putnam RetirementReady
2060 Fund (“2060 Fund”)	2nd
Putnam RetirementReady
2055 Fund (“2055 Fund”)	4th
Putnam RetirementReady
2050 Fund (“2050 Fund”)	4th
Putnam RetirementReady
2045 Fund (“2045 Fund”)	4th
Putnam RetirementReady
2040 Fund (“2040 Fund”)	4th
Putnam RetirementReady
2035 Fund (“2035 Fund”)	4th
Putnam RetirementReady
2030 Fund (“2030 Fund”)	4th
Putnam RetirementReady
2025 Fund (“2025 Fund”)	4th
Putnam RetirementReady
2020 Fund (“2020 Fund”)	4th
Putnam Retirement Income Fund
Lifestyle 1 (“Lifestyle 1 Fund”)	2nd

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady® Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses, which the Putnam RetirementReady® Funds and the funds included in the custom Lipper peer groups bear indirectly.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment

36 RetirementReady® Funds

process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, after a strong start to the year, 2018 was a mixed year for The Putnam Funds, with the Putnam open-end Funds’ performance, on an asset-weighted basis, ranking in the 54th percentile of their Lipper Inc. (“Lipper”) peers (excluding those Putnam funds that are evaluated based on their total returns versus selected investment benchmarks). The Trustees also noted that The Putnam Funds were ranked by the Barron’s/Lipper Fund Families survey as the 41st-best performing mutual fund complex out of 57 complexes for the one-year period ended December 31, 2018 and the 29th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2018. The Trustees observed that The Putnam Funds’ performance over the longer-term continued to be strong, ranking 6th out of 49 mutual fund complexes in the survey over the ten-year period ended 2018. In addition, the Trustees noted that 22 of the funds were four- or five-star rated by Morningstar Inc. at the end of 2018. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2018 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of the Lifestyle 1 Fund, the Trustees considered that the fund’s class A shares net return was negative over the one-year period ended December 31, 2018 and was positive over the three-year and five-year periods ended December 31, 2018. In the case of the 2060 Fund (which commenced operations on November 30, 2015 and had a track record of only thirty-seven months), the Trustees considered that the fund’s class A share net return was negative and trailed the return of its internal benchmark over the one-year period ended December 31, 2018 and was positive and trailed the return of its internal benchmark over the three-year period ended December 31, 2018. In the case of each of the other Putnam RetirementReady® Funds, the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark for the one-year, three-year and five-year periods ended December 31, 2018. Over the one-year period, each fund’s class A share net return was negative and trailed the return of its internal benchmark. Over the three-year and five-year periods, each fund’s class A share net return was positive and trailed the return of its internal benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern in particular about the underperformance of each of the Putnam RetirementReady® Funds, except for the Lifestyle 1 Fund, relative to its benchmark over the one-year period ended December 31, 2018 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that each fund’s underperformance in 2018 largely resulted from the underperformance of its underlying funds, which Putnam Management believed was driven by a number of factors. The Trustees considered Putnam Management’s view that the quantitative equity security selection process used by the underlying funds performed less favorably in 2018’s volatile market. The Trustees also noted Putnam Management’s observations that the underlying funds’ performance was hurt by an overweight allocation to equities, especially in the fourth quarter of 2018, by exposure to commodities when oil prices fell in the fourth quarter of 2018, and by their

RetirementReady® Funds 37

term structure positioning when interest rates increased in early 2018.

The Trustees noted that each fund had generally performed in line with its benchmark, net of fees and expenses, for the five-year period ended December 31, 2018 in spite of its weak performance in 2018. In addition, the Trustees observed that each fund had outperformed its benchmark, net of fees and expenses, for the year-to-date period through February 28, 2019, noting Putnam Management’s view that the market environment had become more favorable to the funds’ investment process during this recent period. The Trustees considered that Putnam Management remained confident in each fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires in 2018 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

38 RetirementReady® Funds

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 39

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam RetirementReady® Funds and Shareholders of
Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund,
Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund,
Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund,
Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund,
Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds’ portfolios, of Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (constituting Putnam RetirementReady Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2019, the related statements of operations for the year ended July 31, 2019, the statements of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 13, 2019

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

40 RetirementReady® Funds

The funds’ portfolios 7/31/19

Putnam RetirementReady 2060 Fund	Shares	Value
Absolute Return Funds (10.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,487	$14,613
Putnam Multi-Asset Absolute Return Fund Class P †††	20,248	236,699
Total Absolute Return Funds (cost $243,348)		$251,312

Asset Allocation Funds (89.2%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	148,847	$1,771,280
Putnam Dynamic Asset Allocation Growth Fund Class P †††	23,860	387,479
Total Asset Allocation Funds (cost $2,106,849)		$2,158,759

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	11,217	$11,217
Total Fixed Income Funds (cost $11,217)		$11,217

TOTAL INVESTMENTS
Total Investments (cost $2,361,414)		$2,421,288

* Percentages indicated are based on net assets of $2,419,847.

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	20,577	$202,277
Putnam Multi-Asset Absolute Return Fund Class P †††	186,695	2,182,467
Total Absolute Return Funds (cost $2,377,261)		$2,384,744

Asset Allocation Funds (88.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,232,632	$14,668,320
Putnam Dynamic Asset Allocation Growth Fund Class P †††	320,951	5,212,252
Total Asset Allocation Funds (cost $20,505,737)		$19,880,572

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	99,697	$99,697
Total Fixed Income Funds (cost $99,697)		$99,697

TOTAL INVESTMENTS
Total Investments (cost $22,982,695)		$22,365,013

* Percentages indicated are based on net assets of $22,356,130.

RetirementReady® Funds 41

The funds’ portfolios 7/31/19 cont.

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (11.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	111,665	$1,097,664
Putnam Multi-Asset Absolute Return Fund Class P †††	570,163	6,665,203
Total Absolute Return Funds (cost $7,767,408)		$7,762,867

Asset Allocation Funds (88.2%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,795,789	$33,269,885
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,655,198	26,880,424
Total Asset Allocation Funds (cost $61,951,491)		$60,150,309

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	302,397	$302,397
Total Fixed Income Funds (cost $302,397)		$302,397

TOTAL INVESTMENTS
Total Investments (cost $70,021,296)		$68,215,573

* Percentages indicated are based on net assets of $68,187,299.

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (12.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	180,947	$1,778,710
Putnam Multi-Asset Absolute Return Fund Class P †††	627,722	7,338,068
Total Absolute Return Funds (cost $9,110,032)		$9,116,778

Asset Allocation Funds (86.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,676,223	$19,947,051
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,540,850	41,263,412
Total Asset Allocation Funds (cost $63,105,561)		$61,210,463

Fixed Income Funds (0.6%)*
Putnam Government Money Market Fund Class G †††	452,104	$452,104
Total Fixed Income Funds (cost $452,104)		$452,104

TOTAL INVESTMENTS
Total Investments (cost $72,667,697)		$70,779,345

* Percentages indicated are based on net assets of $70,747,917.

42 RetirementReady® Funds

The funds’ portfolios 7/31/19 cont.

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (17.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	544,330	$5,350,769
Putnam Multi-Asset Absolute Return Fund Class P †††	1,977,035	23,111,533
Total Absolute Return Funds (cost $28,592,506)		$28,462,302

Asset Allocation Funds (80.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	658,186	$9,649,008
Putnam Dynamic Asset Allocation Equity Fund Class P †††	991,281	11,796,247
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,961,988	113,062,680
Total Asset Allocation Funds (cost $136,295,856)		$134,507,935

Fixed Income Funds (2.0%)*
Putnam Government Money Market Fund Class G †††	3,385,978	$3,385,978
Total Fixed Income Funds (cost $3,385,978)		$3,385,978

TOTAL INVESTMENTS
Total Investments (cost $168,274,340)		$166,356,215

* Percentages indicated are based on net assets of $166,291,537.

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (24.0%)*
Putnam Fixed Income Absolute Return Fund Class P †††	819,016	$8,050,924
Putnam Multi-Asset Absolute Return Fund Class P †††	2,012,443	23,525,462
Total Absolute Return Funds (cost $31,700,955)		$31,576,386

Asset Allocation Funds (72.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,490,765	$36,514,610
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,646,277	59,215,542
Total Asset Allocation Funds (cost $98,013,641)		$95,730,152

Fixed Income Funds (3.1%)*
Putnam Government Money Market Fund Class G †††	4,114,131	$4,114,131
Total Fixed Income Funds (cost $4,114,131)		$4,114,131

TOTAL INVESTMENTS
Total Investments (cost $133,828,727)		$131,420,669

* Percentages indicated are based on net assets of $131,353,223.

RetirementReady® Funds 43

The funds’ portfolios 7/31/19 cont.

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (32.8%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,385,551	$23,449,968
Putnam Multi-Asset Absolute Return Fund Class P †††	4,055,309	47,406,567
Total Absolute Return Funds (cost $71,013,600)		$70,856,535

Asset Allocation Funds (63.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,294,339	$106,935,011
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	400,590	4,310,352
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,542,225	25,045,741
Total Asset Allocation Funds (cost $137,038,405)		$136,291,104

Fixed Income Funds (4.2%)*
Putnam Government Money Market Fund Class G †††	9,137,359	$9,137,359
Total Fixed Income Funds (cost $9,137,359)		$9,137,359

TOTAL INVESTMENTS
Total Investments (cost $217,189,364)		$216,284,998

* Percentages indicated are based on net assets of $216,223,284.

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (43.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,385,086	$23,445,396
Putnam Multi-Asset Absolute Return Fund Class P †††	3,322,408	38,838,945
Total Absolute Return Funds (cost $62,492,849)		$62,284,341

Asset Allocation Funds (51.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,546,266	$51,988,260
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	2,055,909	22,121,583
Total Asset Allocation Funds (cost $74,472,603)		$74,109,843

Fixed Income Funds (5.4%)*
Putnam Government Money Market Fund Class G †††	7,816,426	$7,816,426
Total Fixed Income Funds (cost $7,816,426)		$7,816,426

TOTAL INVESTMENTS
Total Investments (cost $144,781,878)		$144,210,610

* Percentages indicated are based on net assets of $144,120,209.

44 RetirementReady® Funds

The funds’ portfolios 7/31/19 cont.

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (55.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	5,414,576	$53,225,288
Putnam Multi-Asset Absolute Return Fund Class P †††	5,414,007	63,289,739
Total Absolute Return Funds (cost $117,416,857)		$116,515,027

Asset Allocation Funds (39.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,338,319	$19,619,763
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	5,828,851	62,718,438
Total Asset Allocation Funds (cost $81,790,987)		$82,338,201

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	12,488,019	$12,488,019
Total Fixed Income Funds (cost $12,488,019)		$12,488,019

TOTAL INVESTMENTS
Total Investments (cost $211,695,863)		$211,341,247

* Percentages indicated are based on net assets of $211,204,886.

Putnam Retirement Income Fund Lifestyle 1	Shares	Value
Absolute Return Funds (60.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,455,643	$33,968,968
Putnam Multi-Asset Absolute Return Fund Class P †††	2,910,273	34,021,088
Total Absolute Return Funds (cost $68,149,537)		$67,990,056

Asset Allocation Funds (33.9%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	3,551,159	$38,210,475
Total Asset Allocation Funds (cost $37,598,308)		$38,210,475

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	6,668,530	$6,668,530
Total Fixed Income Funds (cost $6,668,530)		$6,668,530

TOTAL INVESTMENTS
Total Investments (cost $112,416,375)		$112,869,061

* Percentages indicated are based on net assets of $112,820,120.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2018 through July 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

RetirementReady® Funds 45

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2060 Fund	$2,421,288	$—	$—	$2,421,288
Putnam RetirementReady 2055 Fund	22,365,013	—	—	22,365,013
Putnam RetirementReady 2050 Fund	68,215,573	—	—	68,215,573
Putnam RetirementReady 2045 Fund	70,779,345	—	—	70,779,345
Putnam RetirementReady 2040 Fund	166,356,215	—	—	166,356,215
Putnam RetirementReady 2035 Fund	131,420,669	—	—	131,420,669
Putnam RetirementReady 2030 Fund	216,284,998	—	—	216,284,998
Putnam RetirementReady 2025 Fund	144,210,610	—	—	144,210,610
Putnam RetirementReady 2020 Fund	211,341,247	—	—	211,341,247
Putnam Retirement Income Fund
Lifestyle 1	112,869,061	—	—	112,869,061

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statement of assets and liabilities 7/31/19

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$2,421,288	$22,365,013	$68,215,573	$70,779,345	$166,356,215
Receivable for income distributions
from underlying Putnam Fund shares	15	170	266	768	5,832
Receivable for shares of the fund sold	24,164	6,607	84,156	132,085	86,730
Receivable for investments sold	6,990	71,769	604,240	865,367	85,086
Receivable from Manager (Note 2)	3,122	10,316	22,749	23,809	48,196
Total assets	2,455,579	22,453,875	68,926,984	71,801,374	166,582,059

LIABILITIES
Payable for shares of the
fund repurchased	7,398	70,410	605,185	865,367	83,350
Payable for investments purchased	24,296	6,805	85,107	133,777	94,342
Payable for investor servicing
fees (Note 2)	383	5,326	13,699	15,845	32,061
Payable for distribution fees (Note 2)	554	4,894	12,952	14,666	32,580
Payable for reports to shareholders	2,321	3,887	5,179	5,386	6,994
Payable for auditing and tax fee	350	5,247	14,293	15,815	35,710
Other accrued expenses	430	1,176	3,270	2,601	5,485
Total liabilities	35,732	97,745	739,685	1,053,457	290,522

Net assets	$2,419,847	$22,356,130	$68,187,299	$70,747,917	$166,291,537

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$2,389,721	$22,180,730	$67,013,368	$72,921,326	$163,064,241
Total distributable earnings (Note 1)	30,126	175,400	1,173,931	(2,173,409)	3,227,296
Total — Representing net assets
applicable to capital outstanding	$2,419,847	$22,356,130	$68,187,299	$70,747,917	$166,291,537

(Continued on next page)

RetirementReady® Funds 47

Statement of assets and liabilities 7/31/19 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Ready
VALUE AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$1,322,849	$14,360,494	$48,610,242	$55,446,389	$138,185,706
Number of shares outstanding	120,397	1,303,926	2,706,361	2,786,277	6,279,968
Net asset value and redemption price	$10.99	$11.01	$17.96	$19.90	$22.00
Offering price per class A share
(100/94.25 of Class A net asset value)*	$11.66	$11.68	$19.06	$21.11	$23.34
Computation of net asset value and offering price Class B
Net Assets	$21,739	$101,589	$415,551	$543,978	$573,525
Number of shares outstanding	1,987	9,307	23,512	30,650	28,691
Net asset value and offering price***	$10.94	$10.92	$17.67	$17.75	$19.99
Computation of net asset value and offering price Class C
Net Assets	$134,148	$959,151	$753,974	$944,364	$1,010,853
Number of shares outstanding	12,307	89,409	43,127	53,257	51,493
Net asset value and offering price***	$10.90	$10.73	$17.48	$17.73	$19.63
Computation of net asset value, offering price and redemption price Class M
Net Assets	$23,119	$114,480	$223,897	$116,967	$517,932
Number of shares outstanding	2,093	10,413	12,355	6,074	25,448
Net asset value and redemption price	$11.05	$10.99	$18.12	$19.26	$20.35
Offering price per class M share
(100/96.50 of Class M net asset value)*	$11.45	$11.39	$18.78	$19.96	$21.09
Computation of net asset value, offering price and redemption price Class R
Net Assets	$27,154	$87,432	$504,963	$212,424	$282,037
Number of shares outstanding	2,467	7,895	28,499	10,296	12,233
Net asset value, offering price
and redemption value	$11.01	$11.07	$17.72	$20.63	$23.06
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$775,296	$6,070,519	$11,248,660	$11,005,343	$21,084,526
Number of shares outstanding	69,943	544,792	620,450	445,207	793,713
Net asset value, offering price
and redemption value	$11.08	$11.14	$18.13	$24.72	$26.56
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$115,542	$662,465	$6,430,012	$2,478,452	$4,636,958
Number of shares outstanding	10,444	59,579	354,533	100,468	174,722
Net asset value, offering price
and redemption value	$11.06	$11.12	$18.14	$24.67	$26.54
Cost of investments (Note 1)	$2,361,414	$22,982,695	$70,021,296	$72,667,697	$168,274,340

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

* * * Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

48 RetirementReady® Funds

Statement of assets and liabilities 7/31/19 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$131,420,669	$216,284,998	$144,210,610	$211,341,247	$112,869,061
Receivable for income distributions
from underlying Putnam Fund shares	6,969	15,709	13,401	21,498	11,547
Receivable for shares of the fund sold	384,461	16,151	545,565	783,486	523
Receivable for investments sold	203,524	582,209	422,782	2,290,187	33,168
Receivable from Manager (Note 2)	38,291	59,514	40,990	56,965	33,587
Total assets	132,053,914	216,958,581	145,233,348	214,493,383	112,947,886

LIABILITIES
Payable for shares of the
fund repurchased	203,524	558,374	422,782	2,290,187	33,168
Payable for investments purchased	403,938	32,135	588,929	852,110	12,161
Payable for investor servicing
fees (Note 2)	28,309	43,191	30,902	42,808	23,781
Payable for distribution fees (Note 2)	26,654	42,848	29,542	46,434	25,723
Payable for reports to shareholders	5,879	7,521	6,117	6,708	6,521
Payable for auditing and tax fee	28,716	45,923	30,486	46,083	24,390
Other accrued expenses	3,671	5,305	4,381	4,167	2,022
Total liabilities	700,691	735,297	1,113,139	3,288,497	127,766

Net assets	$131,353,223	$216,223,284	$144,120,209	$211,204,886	$112,820,120

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$134,742,720	$217,964,921	$145,394,051	$213,582,923	$115,508,837
Total distributable earnings (Note 1)	(3,389,497)	(1,741,637)	(1,273,842)	(2,378,037)	(2,688,717)
Total — Representing net assets
applicable to capital outstanding	$131,353,223	$216,223,284	$144,120,209	$211,204,886	$112,820,120

(Continued on next page)

RetirementReady® Funds 49

Statement of assets and liabilities 7/31/19 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Income Fund
VALUE AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Computation of net asset value, offering price and redemption price Class A
Net Assets	$103,856,334	$180,390,426	$112,949,883	$195,445,625	$104,174,404
Number of shares outstanding	4,683,052	8,218,082	5,137,714	10,161,279	5,913,860
Net asset value and redemption price	$22.18	$21.95	$21.98	$19.23	$17.62
Offering price per class A share
(100/94.25 of Class A net asset value)*	$23.53	$23.29	$23.32	$20.40	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$18.35
Computation of net asset value and offering price Class B
Net Assets	$653,367	$814,987	$739,390	$672,872	$688,340
Number of shares outstanding	32,396	39,252	36,287	36,384	40,062
Net asset value and offering price***	$20.17	$20.76	$20.38	$18.49	$17.18
Computation of net asset value and offering price Class C
Net Assets	$1,675,130	$1,429,541	$2,392,728	$1,717,258	$1,068,507
Number of shares outstanding	83,663	69,181	118,052	93,047	62,024
Net asset value and offering price***	$20.02	$20.66	$20.27	$18.46	$17.23
Computation of net asset value, offering price and redemption price Class M
Net Assets	$444,831	$410,795	$197,605	$130,108	$163,019
Number of shares outstanding	20,903	19,330	9,528	6,868	9,227
Net asset value and redemption price	$21.28	$21.25	$20.74	$18.94	$17.67
Offering price per class M share
(100/96.50 of Class M net asset value)*	$22.05	$22.02	$21.49	$19.63	N/A
Offering price per class M share
(100/96.75 of Class M net asset value)*	N/A	N/A	N/A	N/A	$18.26
Computation of net asset value, offering price and redemption price Class R
Net Assets	$626,092	$651,752	$457,931	$342,232	$580,541
Number of shares outstanding	29,387	31,349	22,263	18,511	32,976
Net asset value, offering price
and redemption value	$21.31	$20.79	$20.57	$18.49	$17.60
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$18,604,731	$24,909,126	$20,841,507	$9,916,931	$2,957,788
Number of shares outstanding	701,198	972,921	939,540	454,096	167,313
Net asset value, offering price
and redemption value	$26.53	$25.60	$22.18	$21.84	$17.68
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$5,492,738	$7,616,657	$6,541,165	$2,979,860	$3,187,521
Number of shares outstanding	207,402	297,899	295,533	136,662	180,272
Net asset value, offering price
and redemption value	$26.48	$25.57	$22.13	$21.80	$17.68
Cost of investments (Note 1)	$133,828,727	$217,189,364	$144,781,878	$211,695,863	$112,416,375

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

50 RetirementReady® Funds

Statement of operations Year ended 7/31/19

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$23,713	$372,530	$1,004,826	$1,213,590	$2,991,324

EXPENSES
Investor servicing fees (Note 2)	1,513	32,460	75,710	93,427	183,740
Distribution fees (Note 2)	3,324	42,556	130,019	141,579	341,346
Auditing and tax fees	350	5,247	14,292	15,815	35,710
Blue sky expense	88,406	89,493	87,968	89,010	89,493
Other	4,897	8,096	12,484	12,034	17,872
Fees waived and reimbursed
by Manager (Note 2)	(93,653)	(102,836)	(114,744)	(116,859)	(143,075)
Total expenses	4,837	75,016	205,729	235,006	525,086

Net investment income	18,876	297,514	799,097	978,584	2,466,238

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	(136,227)	(74,197)	1,415,499	813,200	2,291,085
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	132,763	1,992,150	4,876,088	4,981,172	9,502,908
Total net realized gain (loss)	(3,464)	1,917,953	6,291,587	5,794,372	11,793,993
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	52,555	(1,852,169)	(6,117,641)	(5,690,188)	(11,601,839)
Total change in net appreciation
(depreciation)	52,555	(1,852,169)	(6,117,641)	(5,690,188)	(11,601,839)

Net gain on investments	49,091	65,784	173,946	104,184	192,154

Net increase in net assets resulting
from operations	$67,967	$363,298	$973,043	$1,082,768	$2,658,392

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 51

Statement of operations Year ended 7/31/19 cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement
	Ready	Ready	Ready	Ready	Income Fund
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Lifestyle 1
Income distributions from underlying
Putnam Fund shares (Note 5)	$2,775,554	$5,449,366	$4,024,847	$6,779,663	$3,717,240

EXPENSES
Investor servicing fees (Note 2)	161,396	243,964	174,727	247,595	136,628
Distribution fees (Note 2)	255,327	444,123	282,121	497,464	260,923
Auditing and tax fees	28,716	45,923	30,486	46,083	24,390
Blue sky expense	89,493	89,514	89,512	89,627	89,410
Other	13,691	18,672	14,159	16,169	12,945
Fees waived and reimbursed
by Manager (Note 2)	(131,900)	(154,109)	(134,157)	(151,879)	(126,745)
Total expenses	416,723	688,087	456,848	745,059	397,551

Net investment income	2,358,831	4,761,279	3,567,999	6,034,604	3,319,689

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	2,180,994	2,444,245	1,373,422	694,640	(83,634)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	6,055,892	7,511,149	3,213,408	2,640,626	924,079
Total net realized gain	8,236,886	9,955,394	4,586,830	3,335,266	840,445
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(7,375,410)	(8,928,297)	(3,574,839)	(2,550,108)	(379,503)
Total change in net depreciation	(7,375,410)	(8,928,297)	(3,574,839)	(2,550,108)	(379,503)

Net gain on investments	861,476	1,027,097	1,011,991	785,158	460,942

Net increase in net assets resulting
from operations	$3,220,307	$5,788,376	$4,579,990	$6,819,762	$3,780,631

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds

Statement of changes in net assets

Putnam RetirementReady 2060 Fund —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$18,876	$10,591
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(3,464)	60,934
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	52,555	(14,726)
Net increase in net assets resulting
from operations	67,967	56,799
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(20,130)	(8,230)
Class B	(577)	(437)
Class C	(2,353)	(1,902)
Class M	(363)	(459)
Class R	(774)	(617)
Class R6	(15,678)	(8,537)
Class Y	(1,431)	(1,572)
Net realized short-term gain on investments
Class A	(2,389)	(485)
Class B	(86)	(34)
Class C	(373)	(138)
Class M	(66)	(32)
Class R	(106)	(39)
Class R6	(1,792)	(483)
Class Y	(168)	(91)
From net realized long-term gain on investments
Class A	(18,877)	(3,162)
Class B	(682)	(218)
Class C	(2,951)	(891)
Class M	(522)	(209)
Class R	(840)	(256)
Class R6	(14,155)	(3,134)
Class Y	(1,328)	(587)
Increase from capital share transactions (Note 4)	1,563,794	576,308
Total increase in net assets	1,546,120	601,594

NET ASSETS
Beginning of year	873,727	272,133
End of year (Note 1)	$2,419,847	$873,727

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 53

Statement of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$297,514	$376,494
Net realized gain on sale of underlying
Putnam Fund shares	1,917,953	2,320,195
Net unrealized depreciation of underlying
Putnam Fund shares	(1,852,169)	(611,886)
Net increase in net assets resulting
from operations	363,298	2,084,803
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(307,306)	(456,467)
Class B	(1,767)	(3,392)
Class C	(17,665)	(28,465)
Class M	(2,150)	(2,126)
Class R	(1,112)	(9,616)
Class R6	(157,599)	(162,578)
Class Y	(98,168)	(131,049)
From net realized long-term gain on investments
Class A	(1,127,783)	(158,771)
Class B	(9,317)	(1,454)
Class C	(87,860)	(12,107)
Class M	(9,096)	(897)
Class R	(6,854)	(3,622)
Class R6	(502,016)	(52,224)
Class Y	(329,358)	(43,425)
Increase from capital share transactions (Note 4)	779,508	5,658,495
Total increase (decrease) in net assets	(1,515,245)	6,677,105

NET ASSETS
Beginning of year	23,871,375	17,194,270
End of year (Note 1)	$22,356,130	$23,871,375

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$799,097	$1,108,126
Net realized gain on sale of underlying
Putnam Fund shares	6,291,587	7,131,830
Net unrealized depreciation of underlying
Putnam Fund shares	(6,117,641)	(2,177,893)
Net increase in net assets resulting
from operations	973,043	6,062,063
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,133,512)	(1,847,849)
Class B	(7,519)	(16,523)
Class C	(13,980)	(25,252)
Class M	(4,199)	(5,637)
Class R	(19,914)	(34,238)
Class R6	(335,564)	(362,501)
Class Y	(39,815)	(177,789)
From net realized long-term gain on investments
Class A	(4,158,421)	(281,913)
Class B	(39,638)	(3,065)
Class C	(70,728)	(4,839)
Class M	(18,335)	(972)
Class R	(79,236)	(5,492)
Class R6	(1,079,540)	(51,158)
Class Y	(141,379)	(25,627)
Increase from capital share transactions (Note 4)	12,531,020	2,531,480
Total increase in net assets	6,362,283	5,750,688

NET ASSETS
Beginning of year	61,825,016	56,074,328
End of year (Note 1)	$68,187,299	$61,825,016

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 55

Statement of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$978,584	$1,204,563
Net realized gain on sale of underlying
Putnam Fund shares	5,794,372	7,995,036
Net unrealized depreciation of underlying
Putnam Fund shares	(5,690,188)	(2,852,039)
Net increase in net assets resulting
from operations	1,082,768	6,347,560
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,487,033)	(2,038,021)
Class B	(15,418)	(25,629)
Class C	(30,434)	(40,605)
Class M	(2,989)	(5,731)
Class R	(19,450)	(42,986)
Class R6	(298,992)	(351,274)
Class Y	(222,312)	(271,454)
From net realized long-term gain on investments
Class A	(4,183,087)	—
Class B	(56,252)	—
Class C	(104,369)	—
Class M	(9,951)	—
Class R	(65,885)	—
Class R6	(756,642)	—
Class Y	(584,700)	—
Increase from capital share transactions (Note 4)	7,889,193	7,837,935
Total increase in net assets	1,134,447	11,409,795

NET ASSETS
Beginning of year	69,613,470	58,203,675
End of year (Note 1)	$70,747,917	$69,613,470

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$2,466,238	$2,727,136
Net realized gain on sale of underlying
Putnam Fund shares	11,793,993	16,079,888
Net unrealized depreciation of underlying
Putnam Fund shares	(11,601,839)	(5,466,557)
Net increase in net assets resulting
from operations	2,658,392	13,340,467
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,479,839)	(5,568,396)
Class B	(13,160)	(30,675)
Class C	(22,216)	(42,987)
Class M	(11,870)	(21,710)
Class R	(3,258)	(54,151)
Class R6	(537,429)	(638,826)
Class Y	(97,932)	(332,292)
From net realized long-term gain on investments
Class A	(8,800,029)	(96,094)
Class B	(46,376)	(621)
Class C	(74,250)	(856)
Class M	(36,169)	(386)
Class R	(12,543)	(1,028)
Class R6	(1,216,721)	(10,321)
Class Y	(235,532)	(5,457)
Increase from capital share transactions (Note 4)	23,085,079	6,114,100
Total increase in net assets	11,156,147	12,650,767

NET ASSETS
Beginning of year	155,135,390	142,484,623
End of year (Note 1)	$166,291,537	$155,135,390

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 57

Statement of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$2,358,831	$2,100,473
Net realized gain on sale of underlying
Putnam Fund shares	8,236,886	10,590,806
Net unrealized depreciation of underlying
Putnam Fund shares	(7,375,410)	(3,970,412)
Net increase in net assets resulting
from operations	3,220,307	8,720,867
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,849,484)	(2,910,085)
Class B	(19,882)	(23,923)
Class C	(44,661)	(47,123)
Class M	(11,439)	(17,439)
Class R	(20,355)	(62,418)
Class R6	(639,728)	(621,005)
Class Y	(365,228)	(347,054)
From net realized long-term gain on investments
Class A	(4,921,165)	—
Class B	(44,311)	—
Class C	(95,549)	—
Class M	(24,752)	—
Class R	(41,173)	—
Class R6	(1,003,568)	—
Class Y	(591,005)	—
Increase from capital share transactions (Note 4)	14,353,513	14,964,796
Total increase in net assets	6,901,520	19,656,616

NET ASSETS
Beginning of year	124,451,703	104,795,087
End of year (Note 1)	$131,353,223	$124,451,703

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$4,761,279	$3,597,949
Net realized gain on sale of underlying
Putnam Fund shares	9,955,394	15,075,153
Net unrealized depreciation of underlying
Putnam Fund shares	(8,928,297)	(6,471,687)
Net increase in net assets resulting
from operations	5,788,376	12,201,415
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,070,190)	(5,066,677)
Class B	(22,261)	(30,451)
Class C	(34,978)	(44,587)
Class M	(10,265)	(7,290)
Class R	(16,030)	(75,875)
Class R6	(709,693)	(511,113)
Class Y	(210,935)	(233,627)
From net realized long-term gain on investments
Class A	(7,092,529)	—
Class B	(42,916)	—
Class C	(65,025)	—
Class M	(16,642)	—
Class R	(26,779)	—
Class R6	(896,407)	—
Class Y	(275,946)	—
Increase (decrease) from capital share
transactions (Note 4)	28,032,744	(5,353,189)
Total increase in net assets	19,330,524	878,606

NET ASSETS
Beginning of year	196,892,760	196,014,154
End of year (Note 1)	$216,223,284	$196,892,760

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 59

Statement of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$3,567,999	$2,451,398
Net realized gain on sale of underlying
Putnam Fund shares	4,586,830	5,311,785
Net unrealized depreciation of underlying
Putnam Fund shares	(3,574,839)	(2,445,018)
Net increase in net assets resulting
from operations	4,579,990	5,318,165
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,281,787)	(1,859,246)
Class B	(26,854)	(18,790)
Class C	(72,789)	(31,591)
Class M	(6,128)	(3,493)
Class R	(21,890)	(63,799)
Class R6	(720,492)	(355,490)
Class Y	(462,929)	(279,819)
From net realized long-term gain on investments
Class A	(2,815,320)	—
Class B	(29,780)	—
Class C	(75,444)	—
Class M	(6,228)	—
Class R	(23,110)	—
Class R6	(562,214)	—
Class Y	(371,870)	—
Increase from capital share transactions (Note 4)	19,017,452	19,109,931
Total increase in net assets	15,120,607	21,815,868

NET ASSETS
Beginning of year	128,999,602	107,183,734
End of year (Note 1)	$144,120,209	$128,999,602

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$6,034,604	$4,593,462
Net realized gain on sale of underlying
Putnam Fund shares	3,335,266	8,354,529
Net unrealized depreciation of underlying
Putnam Fund shares	(2,550,108)	(6,755,840)
Net increase in net assets resulting
from operations	6,819,762	6,192,151
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(5,971,049)	(4,208,984)
Class B	(20,065)	(15,108)
Class C	(51,868)	(30,710)
Class M	(3,188)	(2,326)
Class R	(69,978)	(92,656)
Class R6	(334,976)	(200,231)
Class Y	(97,977)	(59,117)
From net realized long-term gain on investments
Class A	(3,112,870)	—
Class B	(13,852)	—
Class C	(34,931)	—
Class M	(2,079)	—
Class R	(40,585)	—
Class R6	(158,825)	—
Class Y	(47,063)	—
Increase (decrease) from capital share
transactions (Note 4)	14,733,430	(1,651,223)
Total increase (decrease) in net assets	11,593,886	(68,204)

NET ASSETS
Beginning of year	199,611,000	199,679,204
End of year (Note 1)	$211,204,886	$199,611,000

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 61

Statement of changes in net assets cont.

Putnam Retirement Income Fund Lifestyle 1 —
INCREASE IN NET ASSETS	Year ended 7/31/19	Year ended 7/31/18
Operations
Net investment income	$3,319,689	$2,411,783
Net realized gain on sale of underlying
Putnam Fund shares	840,445	678,133
Net unrealized depreciation of underlying
Putnam Fund shares	(379,503)	(878,075)
Net increase in net assets resulting
from operations	3,780,631	2,211,841
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,932,935)	(2,157,640)
Class B	(16,950)	(19,321)
Class C	(30,943)	(31,012)
Class M	(12,925)	(11,858)
Class R	(15,132)	(16,169)
Class R6	(124,573)	(107,045)
Class Y	(175,593)	(115,351)
From net realized long-term gain on investments
Class A	(136,960)	—
Class B	(1,027)	—
Class C	(2,005)	—
Class M	(832)	—
Class R	(766)	—
Class R6	(5,284)	—
Class Y	(8,141)	—
Increase from capital share transactions (Note 4)	8,559,648	12,798,660
Total increase in net assets	8,876,213	12,552,105

NET ASSETS
Beginning of year	103,943,907	91,391,802
End of year (Note 1)	$112,820,120	$103,943,907

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds

This page left blank intentionally.

RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	$10.99	.72	$1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
July 31, 2016‡	10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	9.83	.59*	23	.17*	1.02*	4*
Class B
July 31, 2019	$11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	$10.94	(.07)	$22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
July 31, 2016‡	10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	9.79	.12*	11	.67*	1.11*	4*
Class C
July 31, 2019	$11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	$10.90	(.05)	$134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
July 31, 2016‡	10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	9.79	.12*	22	.67*	.61*	4*
Class M
July 31, 2019	$11.68	.08	(.13)	(.05)	(.22)	(.36)	(.58)	$11.05	.24	$23.88		.69	69
July 31, 2018	11.08	.09	1.09	1.18	(.38)	(.20)	(.58)	11.68	10.75	27.90		.75	63
July 31, 2017	9.81	.01	1.39	1.40	(.03)	(.10)	(.13)	11.08	14.48	12.90		.11	15
July 31, 2016‡	10.00	.12	(.09)	.03	(.18)	(.04)	(.22)	9.81	.34*	10	.50*	1.31*	4*
Class R
July 31, 2019	$11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	$11.01	.52	$27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
July 31, 2016‡	10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	9.82	.47*	10	.33*	1.47*	4*
Class R6
July 31, 2019	$11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	$11.08	1.02	$775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
July 31, 2017†	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69*	15
Class Y
July 31, 2019	$11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	$11.06	1.01	$116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15
July 31, 2016‡	10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	9.85	.82*	23	—*	1.20*	4*

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	$11.01	.73	$14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
July 31, 2016	11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	10.46	(1.77)	4,783.25		1.41	38
July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	69[g]
Class B
July 31, 2019	$12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	$10.92	.06	$102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
July 31, 2016	11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	10.37	(2.51)	77	1.00	.86	38
July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	69[g]
Class C
July 31, 2019	$12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	$10.73	.02	$959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
July 31, 2016	11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	10.25	(2.48)	655	1.00	.71	38
July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	69[g]
Class M
July 31, 2019	$12.56	.07	(.24)	(.17)	(.27)	(1.13)	(1.40)	$10.99	.24	$114.92		.63	57
July 31, 2018	11.89	.12	1.12	1.24	(.40)	(.17)	(.57)	12.56	10.50	85.94		1.00	34
July 31, 2017	10.44	—[f]	1.51	1.51	(.04)	(.02)	(.06)	11.89	14.49	79.95		.03	30
July 31, 2016	11.58	.10	(.39)	(.29)	(.19)	(.66)	(.85)	10.44	(2.24)	57.75		.95	38
July 31, 2015	11.98	.09	.94	1.03	(.54)	(.89)	(1.43)	11.58	9.05	64.75		.79	69[g]
Class R
July 31, 2019	$12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	$11.07	.44	$87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
July 31, 2017	10.42	.06	1.46	1.52	(.06)	(.02)	(.08)	11.86	14.68	253.70		.55	30
July 31, 2016	11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	10.42	(2.00)	273.50		1.25	38
July 31, 2015	11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	11.55	9.34	253.50		1.65	69[g]
Class R6
July 31, 2019	$12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	$11.14	1.10	$6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
July 31, 2017†	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30
Class Y
July 31, 2019	$12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	$11.12	1.01	$662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30
July 31, 2016	11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	10.53	(1.50)	3,831	—	1.64	38
July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	69[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	$17.96	.87	$48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
July 31, 2016	17.69	.25	(.53)	(.28)	(.36)	—	(.36)	17.05	(1.54)	29,339.25		1.54	41
July 31, 2015	16.99	.19	1.37	1.56	(.86)	—	(.86)	17.69	9.43	16,701.25		1.11	40[g]
Class B
July 31, 2019	$20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	$17.67	.14	$416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
July 31, 2016	17.45	.13	(.54)	(.41)	(.23)	—	(.23)	16.81	(2.31)	453	1.00	.78	41
July 31, 2015	16.76	.10	1.32	1.42	(.73)	—	(.73)	17.45	8.65	334	1.00	.61	40[g]
Class C
July 31, 2019	$20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	$17.48	.13	$754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
July 31, 2016	17.29	.14	(.54)	(.40)	(.24)	—	(.24)	16.65	(2.29)	664	1.00	.85	41
July 31, 2015	16.64	.10	1.30	1.40	(.75)	—	(.75)	17.29	8.58	575	1.00	.60	40[g]
Class M
July 31, 2019	$20.68	.13	(.38)	(.25)	(.43)	(1.88)	(2.31)	$18.12	.37	$224.89		.73	35
July 31, 2018	19.57	.24	1.74	1.98	(.74)	(.13)	(.87)	20.68	10.21	185.91		1.18	38
July 31, 2017	17.20	.01	2.40	2.41	(.04)	—	(.04)	19.57	14.06	137.91		.04	37
July 31, 2016	17.84	.16	(.53)	(.37)	(.27)	—	(.27)	17.20	(2.02)	124.75		.96	41
July 31, 2015	17.14	.14	1.35	1.49	(.79)	—	(.79)	17.84	8.90	87.75		.77	40[g]
Class R
July 31, 2019	$20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	$17.72	.68	$505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
July 31, 2016	17.41	.19	(.51)	(.32)	(.23)	—	(.23)	16.86	(1.81)	1,365.50		1.17	41
July 31, 2015	16.72	.20	1.31	1.51	(.82)	—	(.82)	17.41	9.22	3,088.50		1.16	40[g]
Class R6
July 31, 2019	$20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	$18.13	1.23	$11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
July 31, 2017†	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88*	37
Class Y
July 31, 2019	$20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	$18.14	1.17	$6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37
July 31, 2016	17.77	.31	(.56)	(.25)	(.38)	—	(.38)	17.14	(1.31)	7,514	—	1.88	41
July 31, 2015	17.05	.27	1.34	1.61	(.89)	—	(.89)	17.77	9.69	5,574	—	1.54	40[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	$19.90	1.01	$55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
July 31, 2017	18.91	.07	2.59	2.66	(.11)	—	(.11)	21.46	14.10	42,236.42		.35	37
July 31, 2016	19.58	.30	(.55)	(.25)	(.42)	—	(.42)	18.91	(1.23)	31,243.25		1.62	38
July 31, 2015	18.86	.25	1.43	1.68	(.96)	—	(.96)	19.58	9.14	20,065.25		1.30	38[g]
Class B
July 31, 2019	$20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	$17.75	.28	$544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	—	19.51	13.30	605	1.17	(.41)	37
July 31, 2016	17.89	.14	(.50)	(.36)	(.31)	—	(.31)	17.22	(1.97)	547	1.00	.86	38
July 31, 2015	17.31	.12	1.29	1.41	(.83)	—	(.83)	17.89	8.31	420	1.00	.67	38[g]
Class C
July 31, 2019	$20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	$17.73	.26	$944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	—	19.53	13.22	918	1.17	(.40)	37
July 31, 2016	17.93	.14	(.49)	(.35)	(.33)	—	(.33)	17.25	(1.91)	1,098	1.00	.87	38
July 31, 2015	17.38	.11	1.31	1.42	(.87)	—	(.87)	17.93	8.33	864	1.00	.59	38[g]
Class M
July 31, 2019	$22.01	.17	(.40)	(.23)	(.58)	(1.94)	(2.52)	$19.26	.54	$117.90		.88	50
July 31, 2018	20.85	.36	1.63	1.99	(.83)	—	(.83)	22.01	9.64	103.92		1.68	43
July 31, 2017	18.35	(.04)	2.55	2.51	(.01)	—	(.01)	20.85	13.69	124.92		(.22)	37
July 31, 2016	19.00	.22	(.55)	(.33)	(.32)	—	(.32)	18.35	(1.69)	167.75		1.24	38
July 31, 2015	18.36	.17	1.37	1.54	(.90)	—	(.90)	19.00	8.56	161.75		.89	38[g]
Class R
July 31, 2019	$23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	$20.63	.73	$212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
July 31, 2017	19.41	.07	2.61	2.68	(.05)	—	(.05)	22.04	13.85	1,169.67		.33	37
July 31, 2016	20.00	.25	(.55)	(.30)	(.29)	—	(.29)	19.41	(1.46)	1,573.50		1.35	38
July 31, 2015	19.25	.25	1.41	1.66	(.91)	—	(.91)	20.00	8.83	3,175.50		1.26	38[g]
Class R6
July 31, 2019	$27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	$24.72	1.36	$11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
July 31, 2017†	22.65	.19	3.04	3.23	(.12)	—	(.12)	25.76	14.32*	7,355	.05*	.77*	37
Class Y
July 31, 2019	$27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	$24.67	1.27	$2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43
July 31, 2017	22.61	.10	3.15	3.25	(.14)	—	(.14)	25.72	14.42	5,797.17		.43	37
July 31, 2016	23.30	.42	(.66)	(.24)	(.45)	—	(.45)	22.61	(.95)	9,802	—	1.95	38
July 31, 2015	22.25	.40	1.65	2.05	(1.00)	—	(1.00)	23.30	9.41	6,556	—	1.73	38[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds 71

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	$22.00	1.33	$138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
July 31, 2016	21.26	.38	(.57)	(.19)	(.49)	—	(.49)	20.58	(.83)	84,164.25		1.90	48
July 31, 2015	20.51	.28	1.46	1.74	(.99)	—	(.99)	21.26	8.65	49,628.25		1.34	51[g]
Class B
July 31, 2019	$22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	$19.99	.61	$574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
July 31, 2016	19.69	.23	(.55)	(.32)	(.35)	—	(.35)	19.02	(1.59)	764	1.00	1.23	48
July 31, 2015	19.01	.16	1.32	1.48	(.80)	—	(.80)	19.69	7.92	666	1.00	.82	51[g]
Class C
July 31, 2019	$21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	$19.63	.57	$1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
July 31, 2016	19.44	.22	(.55)	(.33)	(.35)	—	(.35)	18.76	(1.62)	826	1.00	1.20	48
July 31, 2015	18.83	.15	1.31	1.46	(.85)	—	(.85)	19.44	7.91	805	1.00	.78	51[g]
Class M
July 31, 2019	$22.59	.21	(.30)	(.09)	(.53)	(1.62)	(2.15)	$20.35	.85	$518.88		1.00	28
July 31, 2018	21.78	.35	1.55	1.90	(1.07)	(.02)	(1.09)	22.59	8.80	510.89		1.56	39
July 31, 2017	19.35	(.07)	2.50	2.43	—	—	—	21.78	12.56	282.89		(.34)	39
July 31, 2016	20.02	.21	(.49)	(.28)	(.39)	—	(.39)	19.35	(1.35)	160.75		1.10	48
July 31, 2015	19.37	.22	1.33	1.55	(.90)	—	(.90)	20.02	8.16	114.75		1.11	51[g]
Class R
July 31, 2019	$25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	$23.06	1.11	$282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
July 31, 2016	21.80	.28	(.54)	(.26)	(.31)	—	(.31)	21.23	(1.13)	2,034.50		1.38	48
July 31, 2015	20.98	.29	1.45	1.74	(.92)	—	(.92)	21.80	8.45	4,726.50		1.35	51[g]
Class R6
July 31, 2019	$28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	$26.56	1.68	$21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
July 31, 2017†	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39
Class Y
July 31, 2019	$28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	$26.54	1.61	$4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39
July 31, 2016	24.82	.52	(.69)	(.17)	(.52)	—	(.52)	24.13	(.60)	13,806	—	2.23	48
July 31, 2015	23.75	.44	1.65	2.09	(1.02)	—	(1.02)	24.82	8.96	9,215	—	1.79	51[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds	RetirementReady® Funds 73

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	$22.18	1.93	$103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
July 31, 2017	20.85	.06	2.34	2.40	(.15)	—	(.15)	23.10	11.60	76,081.41		.25	37
July 31, 2016	21.53	.45	(.59)	(.14)	(.54)	—	(.54)	20.85	(.54)	51,869.25		2.20	38
July 31, 2015	20.66	.31	1.33	1.64	(.77)	—	(.77)	21.53	8.07	37,097.25		1.45	31[g]
Class B
July 31, 2019	$22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	$20.17	1.17	$653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	—	21.21	10.76	827	1.16	(.49)	37
July 31, 2016	19.81	.28	(.55)	(.27)	(.39)	—	(.39)	19.15	(1.28)	1,167	1.00	1.49	38
July 31, 2015	19.07	.19	1.18	1.37	(.63)	—	(.63)	19.81	7.28	1,235	1.00	.95	31[g]
Class C
July 31, 2019	$21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	$20.02	1.12	$1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	—	(.01)	21.12	10.73	1,625	1.16	(.50)	37
July 31, 2016	19.78	.26	(.53)	(.27)	(.43)	—	(.43)	19.08	(1.28)	1,549	1.00	1.40	38
July 31, 2015	19.08	.18	1.19	1.37	(.67)	—	(.67)	19.78	7.30	1,147	1.00	.91	31[g]
Class M
July 31, 2019	$23.14	.28	(.18)	.10	(.62)	(1.34)	(1.96)	$21.28	1.39	$445.89		1.29	44
July 31, 2018	22.23	.29	1.35	1.64	(.73)	—	(.73)	23.14	7.43	572.91		1.26	43
July 31, 2017	20.07	(.05)	2.26	2.21	(.05)	—	(.05)	22.23	11.04	529.91		(.25)	37
July 31, 2016	20.74	.34	(.57)	(.23)	(.44)	—	(.44)	20.07	(1.05)	473.75		1.72	38
July 31, 2015	19.92	.16	1.32	1.48	(.66)	—	(.66)	20.74	7.54	460.75		.79	31[g]
Class R
July 31, 2019	$23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	$21.31	1.66	$626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
July 31, 2017	20.10	.02	2.24	2.26	(.10)	—	(.10)	22.26	11.30	1,369.66		.11	37
July 31, 2016	20.67	.32	(.50)	(.18)	(.39)	—	(.39)	20.10	(.80)	2,000.50		1.66	38
July 31, 2015	19.85	.30	1.24	1.54	(.72)	—	(.72)	20.67	7.86	4,657.50		1.49	31[g]
Class R6
July 31, 2019	$28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	$26.53	2.24	$18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
July 31, 2017†	24.34	.16	2.70	2.86	(.17)	—	(.17)	27.03	11.81*	15,359	.05*	.63*	37
Class Y
July 31, 2019	$28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	$26.48	2.14	$5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43
July 31, 2017	24.30	.10	2.76	2.86	(.18)	—	(.18)	26.98	11.85	9,005.16		.38	37
July 31, 2016	24.99	.56	(.66)	(.10)	(.59)	—	(.59)	24.30	(.33)	17,298	—	2.40	38
July 31, 2015	23.84	.46	1.50	1.96	(.81)	—	(.81)	24.99	8.35	12,853	—	1.88	31[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds	RetirementReady® Funds 75

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	$21.95	2.62	$180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
July 31, 2017	20.68	.16	1.82	1.98	(.15)	—	(.15)	22.51	9.61	169,766.39		.73	41
July 31, 2016	21.38	.47	(.59)	(.12)	(.58)	—	(.58)	20.68	(.45)	122,277.25		2.35	47
July 31, 2015	20.35	.29	1.23	1.52	(.49)	—	(.49)	21.38	7.53	72,342.25		1.36	40[g]
Class B
July 31, 2019	$22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	$20.76	1.80	$815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	—	21.36	8.76	1,299	1.14	—[h]	41
July 31, 2016	20.32	.33	(.58)	(.25)	(.43)	—	(.43)	19.64	(1.18)	1,251	1.00	1.74	47
July 31, 2015	19.35	.16	1.13	1.29	(.32)	—	(.32)	20.32	6.71	1,325	1.00	.80	40[g]
Class C
July 31, 2019	$21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	$20.66	1.81	$1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	—	(.01)	21.32	8.81	1,544	1.14	.01	41
July 31, 2016	20.29	.31	(.56)	(.25)	(.44)	—	(.44)	19.60	(1.19)	1,515	1.00	1.61	47
July 31, 2015	19.36	.17	1.11	1.28	(.35)	—	(.35)	20.29	6.68	1,313	1.00	.84	40[g]
Class M
July 31, 2019	$22.55	.38	(.08)	.30	(.61)	(.99)	(1.60)	$21.25	2.07	$411.88		1.79	31
July 31, 2018	21.88	.26	1.03	1.29	(.62)	—	(.62)	22.55	5.91	363.89		1.16	46
July 31, 2017	20.06	.03	1.79	1.82	—	—	—	21.88	9.07	259.89		.15	41
July 31, 2016	20.75	.38	(.59)	(.21)	(.48)	—	(.48)	20.06	(.96)	273.75		1.93	47
July 31, 2015	19.75	.20	1.17	1.37	(.37)	—	(.37)	20.75	6.99	248.75		.97	40[g]
Class R
July 31, 2019	$22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	$20.79	2.36	$652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
July 31, 2017	19.64	.11	1.73	1.84	(.09)	—	(.09)	21.39	9.39	2,543.64		.53	41
July 31, 2016	20.23	.37	(.53)	(.16)	(.43)	—	(.43)	19.64	(.71)	2,916.50		1.94	47
July 31, 2015	19.28	.25	1.13	1.38	(.43)	—	(.43)	20.23	7.22	8,425.50		1.26	40[g]
Class R6
July 31, 2019	$26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	$25.60	2.94	$24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
July 31, 2017†	23.67	.25	2.08	2.33	(.16)	—	(.16)	25.84	9.90*	13,797	.05*	1.02*	41
Class Y
July 31, 2019	$26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	$25.57	2.87	$7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46
July 31, 2017	23.65	.21	2.11	2.32	(.17)	—	(.17)	25.80	9.88	6,806.14		.86	41
July 31, 2016	24.34	.62	(.69)	(.07)	(.62)	—	(.62)	23.65	(.19)	15,306	—	2.71	47
July 31, 2015	23.09	.43	1.34	1.77	(.52)	—	(.52)	24.34	7.76	13,241	—	1.79	40[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds	RetirementReady® Funds 77

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	$21.98	2.99	$112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
July 31, 2017	21.08	.22	1.36	1.58	(.30)	—	(.30)	22.36	7.60	80,908.41		1.02	37
July 31, 2016	21.73	.55	(.65)	(.10)	(.55)	—	(.55)	21.08	(.40)	60,363.25		2.66	42
July 31, 2015	20.62	.31	1.07	1.38	(.27)	—	(.27)	21.73	6.72	40,668.25		1.44	30[g]
Class B
July 31, 2019	$21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	$20.38	2.22	$739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
July 31, 2017	19.66	.05	1.28	1.33	(.15)	—	(.15)	20.84	6.81	1,200	1.16	.26	37
July 31, 2016	20.29	.37	(.62)	(.25)	(.38)	—	(.38)	19.66	(1.17)	1,082	1.00	1.90	42
July 31, 2015	19.28	.14	1.00	1.14	(.13)	—	(.13)	20.29	5.91	1,128	1.00	.72	30[g]
Class C
July 31, 2019	$21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	$20.27	2.21	$2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
July 31, 2017	19.62	.06	1.27	1.33	(.17)	—	(.17)	20.78	6.84	1,972	1.16	.29	37
July 31, 2016	20.27	.36	(.61)	(.25)	(.40)	—	(.40)	19.62	(1.17)	1,851	1.00	1.86	42
July 31, 2015	19.27	.14	.99	1.13	(.13)	—	(.13)	20.27	5.90	1,532	1.00	.68	30[g]
Class M
July 31, 2019	$21.68	.45	(.04)	.41	(.67)	(.68)	(1.35)	$20.74	2.47	$198.89		2.16	44
July 31, 2018	21.13	.31	.56	.87	(.32)	—	(.32)	21.68	4.14	222.91		1.45	52
July 31, 2017	19.96	.11	1.30	1.41	(.24)	—	(.24)	21.13	7.11	262.91		.55	37
July 31, 2016	20.60	.41	(.61)	(.20)	(.44)	—	(.44)	19.96	(.92)	240.75		2.08	42
July 31, 2015	19.57	.20	1.00	1.20	(.17)	—	(.17)	20.60	6.16	205.75		1.00	30[g]
Class R
July 31, 2019	$21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	$20.57	2.70	$458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
July 31, 2017	19.78	.16	1.29	1.45	(.26)	—	(.26)	20.97	7.39	2,734.66		.79	37
July 31, 2016	20.29	.36	(.51)	(.15)	(.36)	—	(.36)	19.78	(.69)	2,458.50		1.87	42
July 31, 2015	19.28	.23	1.00	1.23	(.22)	—	(.22)	20.29	6.42	6,829.50		1.18	30[g]
Class R6
July 31, 2019	$23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	$22.18	3.35	$20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
July 31, 2017†	21.20	.28	1.39	1.67	(.32)	—	(.32)	22.55	7.98*	11,072	.05*	1.30 *	37
Class Y
July 31, 2019	$23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	$22.13	3.24	$6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52
July 31, 2017	21.19	.27	1.38	1.65	(.34)	—	(.34)	22.50	7.90	9,036.16		1.22	37
July 31, 2016	21.83	.61	(.66)	(.05)	(.59)	—	(.59)	21.19	(.15)	17,559	—	2.91	42
July 31, 2015	20.72	.37	1.05	1.42	(.31)	—	(.31)	21.83	6.92	12,152	—	1.70	30[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds	RetirementReady® Funds 79

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$19.63	.57	(.01)	.56	(.63)	(.33)	(.96)	$19.23	3.27	$195,446.38		2.99	35
July 31, 2018	19.47	.45	.16	.61	(.45)	—	(.45)	19.63	3.14	182,670.38		2.27	69
July 31, 2017	18.55	.20	.91	1.11	(.19)	—	(.19)	19.47	6.05	186,299.37		1.05	49
July 31, 2016	19.18	.52	(.61)	(.09)	(.54)	—	(.54)	18.55	(.38)	127,482.25		2.82	47
July 31, 2015	18.40	.27	.73	1.00	(.22)	—	(.22)	19.18	5.44	71,290.25		1.43	45[g]
Class B
July 31, 2019	$18.89	.42	(.01)	.41	(.48)	(.33)	(.81)	$18.49	2.49	$673	1.13	2.29	35
July 31, 2018	18.73	.30	.15	.45	(.29)	—	(.29)	18.89	2.38	829	1.13	1.56	69
July 31, 2017	17.85	.06	.87	.93	(.05)	—	(.05)	18.73	5.24	1,106	1.12	.34	49
July 31, 2016	18.45	.38	(.59)	(.21)	(.39)	—	(.39)	17.85	(1.11)	1,151	1.00	2.15	47
July 31, 2015	17.68	.14	.68	.82	(.05)	—	(.05)	18.45	4.65	1,123	1.00	.80	45[g]
Class C
July 31, 2019	$18.87	.40	.01	.41	(.49)	(.33)	(.82)	$18.46	2.50	$1,717	1.13	2.19	35
July 31, 2018	18.71	.27	.19	.46	(.30)	—	(.30)	18.87	2.43	2,197	1.13	1.41	69
July 31, 2017	17.84	.07	.86	.93	(.06)	—	(.06)	18.71	5.25	2,063	1.12	.37	49
July 31, 2016	18.46	.38	(.59)	(.21)	(.41)	—	(.41)	17.84	(1.12)	2,092	1.00	2.15	47
July 31, 2015	17.74	.15	.67	.82	(.10)	—	(.10)	18.46	4.63	1,842	1.00	.80	45[g]
Class M
July 31, 2019	$19.31	.46	.01	.47	(.51)	(.33)	(.84)	$18.94	2.75	$130.88		2.44	35
July 31, 2018	19.10	.32	.19	.51	(.30)	—	(.30)	19.31	2.64	163.88		1.67	69
July 31, 2017	18.21	.10	.90	1.00	(.11)	—	(.11)	19.10	5.51	258.87		.55	49
July 31, 2016	18.82	.42	(.60)	(.18)	(.43)	—	(.43)	18.21	(.89)	180.75		2.33	47
July 31, 2015	18.05	.19	.70	.89	(.12)	—	(.12)	18.82	4.93	180.75		1.02	45[g]
Class R
July 31, 2019	$18.90	.50	(.01)	.49	(.57)	(.33)	(.90)	$18.49	2.96	$342.63		2.75	35
July 31, 2018	18.77	.43	.12	.55	(.42)	—	(.42)	18.90	2.90	2,324.63		2.28	69
July 31, 2017	17.88	.15	.88	1.03	(.14)	—	(.14)	18.77	5.79	4,442.62		.80	49
July 31, 2016	18.44	.44	(.56)	(.12)	(.44)	—	(.44)	17.88	(.60)	3,269.50		2.47	47
July 31, 2015	17.69	.23	.68	.91	(.16)	—	(.16)	18.44	5.17	5,716.50		1.29	45[g]
Class R6
July 31, 2019	$22.15	.73	(.01)	.72	(.70)	(.33)	(1.03)	$21.84	3.62	$9,917.05		3.39	35
July 31, 2018	21.90	.66	.11	.77	(.52)	—	(.52)	22.15	3.50	9,691.05		2.97	69
July 31, 2017†	20.80	.30	1.01	1.31	(.21)	—	(.21)	21.90	6.34*	3,838	.05*	1.41*	49
Class Y
July 31, 2019	$22.13	.78	(.09)	.69	(.69)	(.33)	(1.02)	$21.80	3.48	$2,980.13		3.64	35
July 31, 2018	21.88	.64	.12	.76	(.51)	—	(.51)	22.13	3.46	1,737.13		2.89	69
July 31, 2017	20.79	.23	1.07	1.30	(.21)	—	(.21)	21.88	6.32	1,673.12		1.11	49
July 31, 2016	21.41	.65	(.69)	(.04)	(.58)	—	(.58)	20.79	(.13)	4,982	—	3.15	47
July 31, 2015	20.49	.37	.80	1.17	(.25)	—	(.25)	21.41	5.72	5,325	—	1.75	45[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady Income Fund Lifestyle 1

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized		From						of expenses	income (loss)
	value,		and unrealized	Total from	net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2019	$17.62	.53	.03	.56	(.53)	(.03)	(.56)	$17.62	3.35	$104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
July 31, 2017	17.02	.20	.63	.83	(.20)	—	(.20)	17.65	4.94	80,263.38		1.14	39
July 31, 2016	17.69	.64	(.70)	(.06)	(.61)	—	(.61)	17.02	(.27)	63,447.25		3.83	33
July 31, 2015	17.49	.30	.31	.61	(.41)	—	(.41)	17.69	3.52	17,655.25		1.71	28[g]
Class B
July 31, 2019	$17.20	.39	.03	.42	(.41)	(.03)	(.44)	$17.18	2.53	$688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
July 31, 2017	16.74	.07	.61	.68	(.14)	—	(.14)	17.28	4.11	981	1.13	.43	39
July 31, 2016	17.45	.52	(.70)	(.18)	(.53)	—	(.53)	16.74	(.99)	1,094	1.00	3.11	33
July 31, 2015	17.32	.15	.31	.46	(.33)	—	(.33)	17.45	2.68	368	1.00	.88	28[g]
Class C
July 31, 2019	$17.24	.36	.07	.43	(.41)	(.03)	(.44)	$17.23	2.61	$1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
July 31, 2017	16.79	.07	.61	.68	(.14)	—	(.14)	17.33	4.09	1,681	1.13	.44	39
July 31, 2016	17.49	.44	(.61)	(.17)	(.53)	—	(.53)	16.79	(.93)	1,852	1.00	2.63	33
July 31, 2015	17.36	.17	.29	.46	(.33)	—	(.33)	17.49	2.68	814	1.00	.98	28[g]
Class M
July 31, 2019	$17.67	.60	(.08)	.52	(.49)	(.03)	(.52)	$17.67	3.08	$163.63		3.50	37
July 31, 2018	17.69	.39	(.01)	.38	(.40)	—	(.40)	17.67	2.16	562.64		2.21	68
July 31, 2017	17.07	.16	.62	.78	(.16)	—	(.16)	17.69	4.62	506.63		.94	39
July 31, 2016	17.73	.52	(.61)	(.09)	(.57)	—	(.57)	17.07	(.46)	528.50		3.05	33
July 31, 2015	17.54	.25	.30	.55	(.36)	—	(.36)	17.73	3.18	396.50		1.42	28[g]
Class R
July 31, 2019	$17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	$17.60	3.03	$581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
July 31, 2017	17.01	.19	.60	.79	(.16)	—	(.16)	17.64	4.70	730.63		1.12	39
July 31, 2016	17.68	.61	(.71)	(.10)	(.57)	—	(.57)	17.01	(.53)	1,439.50		3.62	33
July 31, 2015	17.48	.24	.33	.57	(.37)	—	(.37)	17.68	3.26	854.50		1.34	28[g]
Class R6
July 31, 2019	$17.68	.61	.01	.62	(.59)	(.03)	(.62)	$17.68	3.69	$2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
July 31, 2017†	17.08	.25	.63	.88	(.25)	—	(.25)	17.71	5.20*	3,711	.05*	1.42*	39
Class Y
July 31, 2019	$17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	$17.68	3.60	$3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68
July 31, 2017	17.08	.27	.60	.87	(.24)	—	(.24)	17.71	5.17	3,519.13		1.56	39
July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	—	(.66)	17.08	(.02)	7,602	—	4.24	33
July 31, 2015	17.55	.34	.32	.66	(.46)	—	(.46)	17.75	3.78	1,460	—	1.90	28[g]

See page 84 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights cont.

* Not annualized.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

‡ For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
Putnam RetirementReady 2060 Fund
Class A, B, C, M, R, Y	6.13%	16.06%	73.93%	114.41%	N/A
Class R6	6.13%	16.06%	60.14%	N/A	N/A
Putnam RetirementReady 2055 Fund
Class A, B, C, M, R, Y	0.45	0.44	0.88	1.13	2.09%
Class R6	0.45	0.44	0.80	N/A	N/A
Putnam RetirementReady 2050 Fund
Class A, B, C, M, R, Y	0.18	0.18	0.27	0.28	0.46
Class R6	0.18	0.18	0.25	N/A	N/A
Putnam RetirementReady 2045 Fund
Class A, B, C, M, R, Y	0.17	0.18	0.25	0.26	0.36
Class R6	0.17	0.18	0.24	N/A	N/A
Putnam RetirementReady 2040 Fund
Class A, B, C, M, R, Y	0.09	0.12	0.13	0.14	0.23
Class R6	0.09	0.12	0.13	N/A	N/A
Putnam RetirementReady 2035 Fund
Class A, B, C, M, R, Y	0.11	0.11	0.17	0.17	0.22
Class R6	0.11	0.11	0.16	N/A	N/A
Putnam RetirementReady 2030 Fund
Class A, B, C, M, R, Y	0.08	0.08	0.11	0.11	0.17
Class R6	0.08	0.08	0.11	N/A	N/A
Putnam RetirementReady 2025 Fund
Class A, B, C, M, R, Y	0.10	0.11	0.16	0.15	0.20
Class R6	0.10	0.11	0.15	N/A	N/A

84 RetirementReady® Funds

Financial highlights cont.

	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
Putnam RetirementReady 2020 Fund
Class A, B, C, M, R, Y	0.08	0.09	0.13	0.11	0.18
Class R6	0.08	0.09	0.13	N/A	N/A
Putnam Retirement Income Fund Lifestyle 1
Class A, B, C, M, R, Y	0.12	0.12	0.19	0.21	0.55
Class R6	0.12	0.12	0.17	N/A	N/A

f Amount represents less than $0.01 per share.

g Reflects revision of portfolio turnover rate. The portfolio turnover rates previously reported were the following:

7/31/15
Putnam RetirementReady 2055 Fund	249%
Putnam RetirementReady 2050 Fund	158
Putnam RetirementReady 2045 Fund	116
Putnam RetirementReady 2040 Fund	204
Putnam RetirementReady 2035 Fund	101
Putnam RetirementReady 2030 Fund	157
Putnam RetirementReady 2025 Fund	71
Putnam RetirementReady 2020 Fund	160
Putnam Retirement Income Fund Lifestyle 1	39

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 85

Notes to financial statements 7/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2018 through July 31, 2019.

Each of the Putnam RetirementReady® Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam Retirement Income Fund Lifestyle 1 (collectively the funds) is a diversified series of Putnam RetirementReady® Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Income Fund Lifestyle 1, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Income Fund Lifestyle 1 seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Income Fund Lifestyle 1. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of the Putnam Retirement Income Fund Lifestyle 1, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Income Fund Lifestyle 1.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of July 31, 2019, each fund invests in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Income Fund Lifestyle 1) and 3.50% (3.25% for Putnam Retirement Income Fund Lifestyle 1), respectively. Class A shares generally are not subject to a contingent deferred sales charge and class M, class R, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

86 RetirementReady® Funds

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2060 Fund has elected to defer certain capital losses of $12 recognized during the period between November 1, 2018 and July 31, 2019 to its fiscal year ending July 31, 2020.

RetirementReady® Funds 87

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts to their fiscal year ending July 31, 2020 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2019 and July 31, 2019, and (ii) specified ordinary and currency losses recognized between November 1, 2018 and July 31, 2019).

Late year ordinary loss deferral
Putnam RetirementReady 2060 Fund	$3,037
Putnam RetirementReady 2055 Fund	37,917
Putnam RetirementReady 2050 Fund	97,906
Putnam RetirementReady 2045 Fund	67,685
Putnam RetirementReady 2040 Fund	28,051

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Income Fund Lifestyle 1, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2060 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2055 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2050 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2045 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, late year loss deferrals, reclass of
Putnam RetirementReady 2040 Fund	short-term capital gain distributions from underlying Putnam funds losses on wash sale transactions, reclass of short-term capital gain
Putnam RetirementReady 2035 Fund	distributions from underlying Putnam funds
losses on wash sale transactions, reclass of short-term capital gain
Putnam RetirementReady 2030 Fund	distributions from underlying Putnam funds
losses on wash sale transactions, reclass of short-term capital gain
Putnam RetirementReady 2025 Fund	distributions from underlying Putnam funds
losses on wash sale transactions, reclass of short-term capital gain
Putnam RetirementReady 2020 Fund	distributions from underlying Putnam funds
Putnam Retirement Income Fund Lifestyle 1	losses on wash sale transactions

88 RetirementReady® Funds

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

		Accumulated net
		realized gain/(loss) on
	Undistributed net	investment
	investment income	transactions	Paid-in-capital
Putnam RetirementReady 2060 Fund	$19,392	$(19,392)	$—
Putnam RetirementReady 2055 Fund	290,834	(290,834)	—
Putnam RetirementReady 2050 Fund	767,441	(767,441)	—
Putnam RetirementReady 2045 Fund	870,720	(870,720)	—
Putnam RetirementReady 2040 Fund	1,857,332	(1,857,332)	—
Putnam RetirementReady 2035 Fund	1,195,755	(1,195,755)	—
Putnam RetirementReady 2030 Fund	1,378,291	(1,378,291)	—
Putnam RetirementReady 2025 Fund	486,258	(486,258)	—
Putnam RetirementReady 2020 Fund	195,241	(195,241)	—
Putnam Retirement Income Fund
Lifestyle 1	—	—	—

RetirementReady® Funds 89

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not neces-	Distributions to shareholders cont.
sarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

			Net unrealized	Undistributed			Late year	Cost for
	Unrealized	Unrealized	appreciation/	ordinary	Undistributed		ordinary loss	federal income
	appreciation	(depreciation)	(depreciation)	income	long-term gain	Post-October loss	deferral	tax purposes
Putnam RetirementReady 2060 Fund	$83,416	$(162,655)	$(79,239)	$—	$112,416	$(12)	$(3,037)	$2,500,527
Putnam RetirementReady 2055 Fund	633,731	(1,980,253)	(1,346,522)	—	1,559,844	—	(37,917)	23,711,535
Putnam RetirementReady 2050 Fund	575,803	(3,495,581)	(2,919,778)	—	4,191,614	—	(97,906)	71,135,351
Putnam RetirementReady 2045 Fund	51,485	(3,518,744)	(3,467,259)	—	1,361,536	—	(67,685)	74,246,604
Putnam RetirementReady 2040 Fund	1,044,769	(5,682,303)	(4,637,534)	—	7,892,886	—	(28,051)	170,993,749
Putnam RetirementReady 2035 Fund	879,899	(4,826,682)	(3,946,783)	325,322	231,963	—	—	135,367,452
Putnam RetirementReady 2030 Fund	566,792	(4,742,489)	(4,175,697)	1,443,348	990,707	—	—	220,460,695
Putnam RetirementReady 2025 Fund	2,136,345	(4,920,886)	(2,784,541)	1,161,309	349,393	—	—	146,995,151
Putnam RetirementReady 2020 Fund	3,056,472	(7,574,003)	(4,517,531)	1,931,571	207,924	—	—	215,858,778
Putnam Retirement Income Fund Lifestyle 1	1,868,845	(5,696,196)	(3,827,351)	16,918	1,121,717	—	—	116,696,412

For the fiscal year ended July 31, 2018, the fund had undistributed net investment income/(distributions in excess of net investment income) of the following amounts:

Putnam RetirementReady 2060 Fund	$—
Putnam RetirementReady 2055 Fund	(40,499)
Putnam RetirementReady 2050 Fund	(109,940)
Putnam RetirementReady 2045 Fund	159,640
Putnam RetirementReady 2040 Fund	(185,921)
Putnam RetirementReady 2035 Fund	721,514
Putnam RetirementReady 2030 Fund	1,378,137
Putnam RetirementReady 2025 Fund	1,699,921
Putnam RetirementReady 2020 Fund	2,250,827
Putnam Retirement Income Fund Lifestyle 1	6,280

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

90 RetirementReady® Funds	RetirementReady® Funds 91

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2020 for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2029 to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit.

Fees waived and reimbursed
by the Manager
Putnam RetirementReady 2060 Fund	$93,653
Putnam RetirementReady 2055 Fund	102,836
Putnam RetirementReady 2050 Fund	114,744
Putnam RetirementReady 2045 Fund	116,859
Putnam RetirementReady 2040 Fund	143,075
Putnam RetirementReady 2035 Fund	131,900
Putnam RetirementReady 2030 Fund	154,109
Putnam RetirementReady 2025 Fund	134,157
Putnam RetirementReady 2020 Fund	151,879
Putnam Retirement Income Fund Lifestyle 1	126,745

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and received fees for investor servicing for class A, B, C, M, R and Y that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s defined and non-defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y	Total
Putnam RetirementReady 2060 Fund	$884	$26	$144	$34	$38	$300	$87	$1,513
Putnam RetirementReady 2055 Fund	21,439	169	1,545	165	160	2,776	6,206	32,460
Putnam RetirementReady 2050 Fund	62,165	568	1,008	272	1,146	5,713	4,838	75,710
Putnam RetirementReady 2045 Fund	72,977	868	1,490	162	1,273	5,294	11,363	93,427
Putnam RetirementReady 2040 Fund	165,097	789	1,251	634	254	10,598	5,117	183,740
Putnam RetirementReady 2035 Fund	130,083	1,005	2,216	619	1,036	10,029	16,408	161,396
Putnam RetirementReady 2030 Fund	218,509	1,185	1,840	495	779	11,981	9,175	243,964
Putnam RetirementReady 2025 Fund	141,817	1,276	3,303	280	1,152	9,349	17,550	174,727
Putnam RetirementReady 2020 Fund	233,059	943	2,389	155	2,886	4,978	3,185	247,595
Putnam Retirement Income Fund
Lifestyle 1	124,447	957	1,555	509	707	1,832	6,621	136,628

92 RetirementReady® Funds

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.75%	0.50%
Putnam RetirementReady 2060 Fund	$1,695	$201	$1,095	$190	$143	$3,324
Putnam RetirementReady 2055 Fund	31,352	987	9,030	723	464	42,556
Putnam RetirementReady 2050 Fund	112,919	4,125	7,325	1,485	4,165	130,019
Putnam RetirementReady 2045 Fund	120,961	5,740	9,862	807	4,209	141,579
Putnam RetirementReady 2040 Fund	320,812	6,128	9,722	3,695	989	341,346
Putnam RetirementReady 2035 Fund	226,139	6,971	15,395	3,225	3,597	255,327
Putnam RetirementReady 2030 Fund	415,350	9,007	13,983	2,820	2,963	444,123
Putnam RetirementReady 2025 Fund	245,096	8,793	22,812	1,451	3,969	282,121
Putnam RetirementReady 2020 Fund	458,937	7,430	18,814	915	11,368	497,464
	Class A	Class B	Class C	Class M	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.50%	0.50%
Putnam Retirement Income Fund
Lifestyle 1	$237,169	$7,287	$11,847	$1,927	$2,693	$260,923

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net
	commissions	commissions	Class B CDSC	Class C CDSC
Putnam RetirementReady 2060 Fund	$952	$17	$—	$38
Putnam RetirementReady 2055 Fund	3,499	205	8	292
Putnam RetirementReady 2050 Fund	4,475	241	197	140
Putnam RetirementReady 2045 Fund	6,743	114	395	196
Putnam RetirementReady 2040 Fund	5,585	130	35	220
Putnam RetirementReady 2035 Fund	14,430	46	8	4
Putnam RetirementReady 2030 Fund	12,223	250	98	134
Putnam RetirementReady 2025 Fund	11,556	170	717	103
Putnam RetirementReady 2020 Fund	3,511	165	742	358
Putnam Retirement Income Fund
Lifestyle 1	1,159	10	—	69

RetirementReady® Funds 93

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
Putnam RetirementReady 2060 Fund	$19
Putnam RetirementReady 2055 Fund	41
Putnam RetirementReady 2050 Fund	95
Putnam RetirementReady 2045 Fund	117
Putnam RetirementReady 2040 Fund	104
Putnam RetirementReady 2035 Fund	—
Putnam RetirementReady 2030 Fund	42
Putnam RetirementReady 2025 Fund	1
Putnam RetirementReady 2020 Fund	45
Putnam Retirement Income Fund Lifestyle 1	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
Putnam RetirementReady 2060 Fund	$2,697,245	$1,087,369
Putnam RetirementReady 2055 Fund	13,527,307	13,113,464
Putnam RetirementReady 2050 Fund	33,306,185	22,242,819
Putnam RetirementReady 2045 Fund	40,523,699	34,515,114
Putnam RetirementReady 2040 Fund	64,458,356	44,000,738
Putnam RetirementReady 2035 Fund	67,298,294	55,194,921
Putnam RetirementReady 2030 Fund	88,959,775	63,241,377
Putnam RetirementReady 2025 Fund	75,908,070	58,556,094
Putnam RetirementReady 2020 Fund	84,082,283	70,587,839
Putnam Retirement Income Fund Lifestyle 1	48,447,474	39,104,605

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	160,455	$1,742,760	23,049	$262,489
Shares issued in connection with
reinvestment of distributions	4,317	41,396	1,042	11,877
	164,772	1,784,156	24,091	274,366
Shares repurchased	(64,189)	(694,153)	(11,198)	(131,358)
Net increase	100,583	$1,090,003	12,893	$143,008

94 RetirementReady® Funds

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	825	$9,260	—	$—
Shares issued in connection with
reinvestment of distributions	140	1,345	60	689
	965	10,605	60	689
Shares repurchased	(308)	(3,176)	—	—
Net increase	657	$7,429	60	$689

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	7,359	$79,333	5,317	$60,171
Shares issued in connection with
reinvestment of distributions	594	5,677	258	2,931
	7,953	85,010	5,575	63,102
Shares repurchased	(2,954)	(31,363)	(3,019)	(34,271)
Net increase	4,999	$53,647	2,556	$28,831

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	974	$10,323	1,158	$13,293
Shares issued in connection with
reinvestment of distributions	98	951	61	700
	1,072	11,274	1,219	13,993
Shares repurchased	(1,323)	(13,509)	(2)	(25)
Net increase (decrease)	(251)	$(2,235)	1,217	$13,968

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	672	$7,324	1,183	$13,728
Shares issued in connection with
reinvestment of distributions	162	1,555	66	755
	834	8,879	1,249	14,483
Shares repurchased	(741)	(7,803)	(4)	(40)
Net increase	93	$1,076	1,245	$14,443

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	50,736	$548,004	32,208	$376,949
Shares issued in connection with
reinvestment of distributions	3,277	31,625	1,062	12,154
	54,013	579,629	33,270	389,103
Shares repurchased	(21,040)	(228,422)	(3,481)	(39,682)
Net increase	32,973	$351,207	29,789	$349,421

RetirementReady® Funds 95

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	10,657	$113,134	8,781	$99,939
Shares issued in connection with
reinvestment of distributions	304	2,927	197	2,250
	10,961	116,061	8,978	102,189
Shares repurchased	(4,891)	(53,394)	(6,736)	(76,241)
Net increase	6,070	$62,667	2,242	$25,948

Putnam RetirementReady 2055 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	542,721	$6,038,097	421,158	$5,219,947
Shares issued in connection with
reinvestment of distributions	148,198	1,425,664	49,838	611,013
	690,919	7,463,761	470,996	5,830,960
Shares repurchased	(418,253)	(4,743,994)	(281,531)	(3,471,971)
Net increase	272,666	$2,719,767	189,465	$2,358,989

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	375	$4,659
Shares issued in connection with
reinvestment of distributions	1,157	11,084	397	4,846
	1,157	11,084	772	9,505
Shares repurchased	(115)	(1,256)	(798)	(9,756)
Net increase (decrease)	1,042	$9,828	(26)	$(251)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	14,909	$163,326	15,018	$182,904
Shares issued in connection with
reinvestment of distributions	11,214	105,525	3,373	40,572
	26,123	268,851	18,391	223,476
Shares repurchased	(9,586)	(102,410)	(15,152)	(183,540)
Net increase	16,537	$166,441	3,239	$39,936

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	3,382	$37,493	1,619	$20,026
Shares issued in connection with
reinvestment of distributions	1,168	11,246	246	3,023
	4,550	48,739	1,865	23,049
Shares repurchased	(912)	(9,770)	(1,699)	(21,101)
Net increase	3,638	$38,969	166	$1,948

96 RetirementReady® Funds

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	3,043	$34,455	9,257	$112,525
Shares issued in connection with
reinvestment of distributions	735	7,124	575	7,028
	3,778	41,579	9,832	119,553
Shares repurchased	(9,961)	(124,952)	(17,123)	(209,774)
Net decrease	(6,183)	$(83,373)	(7,291)	$(90,221)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	180,669	$2,030,183	189,268	$2,375,618
Shares issued in connection with
reinvestment of distributions	67,932	659,615	17,365	214,802
	248,601	2,689,798	206,633	2,590,420
Shares repurchased	(116,283)	(1,312,340)	(71,679)	(903,655)
Net increase	132,318	$1,377,458	134,954	$1,686,765

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	145,624	$1,636,237	189,344	$2,366,766
Shares issued in connection with
reinvestment of distributions	44,075	427,526	14,125	174,442
	189,699	2,063,763	203,469	2,541,208
Shares repurchased	(477,869)	(5,513,345)	(70,895)	(879,879)
Net increase (decrease)	(288,170)	$(3,449,582)	132,574	$1,661,329

Putnam RetirementReady 2050 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	842,057	$15,322,700	501,844	$10,131,226
Shares issued in connection with
reinvestment of distributions	336,604	5,288,049	106,244	2,128,074
	1,178,661	20,610,749	608,088	12,259,300
Shares repurchased	(687,386)	(12,698,422)	(612,353)	(12,350,267)
Net increase (decrease)	491,275	$7,912,327	(4,265)	$(90,967)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	267	$4,458	813	$15,998
Shares issued in connection with
reinvestment of distributions	3,036	47,157	989	19,588
	3,303	51,615	1,802	35,586
Shares repurchased	(2,017)	(38,007)	(4,141)	(81,334)
Net increase (decrease)	1,286	$13,608	(2,339)	$(45,748)

RetirementReady® Funds 97

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	9,041	$160,128	9,571	$188,258
Shares issued in connection with
reinvestment of distributions	5,515	84,708	1,517	29,776
	14,556	244,836	11,088	218,034
Shares repurchased	(6,529)	(114,808)	(21,803)	(426,770)
Net increase (decrease)	8,027	$130,028	(10,715)	$(208,736)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	2,204	$40,313	1,660	$33,820
Shares issued in connection with
reinvestment of distributions	1,417	22,534	326	6,609
	3,621	62,847	1,986	40,429
Shares repurchased	(227)	(4,024)	(31)	(648)
Net increase	3,394	$58,823	1,955	$39,781

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	8,218	$148,082	22,906	$449,918
Shares issued in connection with
reinvestment of distributions	6,206	96,317	1,634	32,376
	14,424	244,399	24,540	482,294
Shares repurchased	(26,531)	(475,061)	(22,006)	(437,329)
Net increase (decrease)	(12,107)	$(230,662)	2,534	$44,965

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	118,203	$2,165,592	255,214	$5,209,738
Shares issued in connection with
reinvestment of distributions	89,394	1,415,103	20,509	413,659
	207,597	3,580,695	275,723	5,623,397
Shares repurchased	(159,516)	(2,928,763)	(67,881)	(1,373,106)
Net increase	48,081	$651,932	207,842	$4,250,291

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	335,202	$5,940,744	79,119	$1,617,214
Shares issued in connection with
reinvestment of distributions	11,439	181,194	10,034	202,082
	346,641	6,121,938	89,153	1,819,296
Shares repurchased	(106,788)	(2,126,974)	(160,968)	(3,277,402)
Net increase (decrease)	239,853	$3,994,964	(71,815)	$(1,458,106)

98 RetirementReady® Funds

Putnam RetirementReady 2045 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	1,151,371	$23,357,334	767,723	$17,072,176
Shares issued in connection with
reinvestment of distributions	323,919	5,655,620	91,405	2,025,536
	1,475,290	29,012,954	859,128	19,097,712
Shares repurchased	(792,836)	(16,188,973)	(723,059)	(16,163,814)
Net increase	682,454	$12,823,981	136,069	$2,933,898

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	4,582	71,670	1,273	25,629
	4,582	71,670	1,273	25,629
Shares repurchased	(4,960)	(90,800)	(1,248)	(25,260)
Net increase (decrease)	(378)	$(19,130)	25	$369

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	9,942	$178,959	12,604	$255,144
Shares issued in connection with
reinvestment of distributions	8,625	134,803	2,015	40,605
	18,567	313,762	14,619	295,749
Shares repurchased	(14,932)	(257,230)	(12,015)	(237,859)
Net increase	3,635	$56,532	2,604	$57,890

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	1,085	$21,487	1,646	$35,117
Shares issued in connection with
reinvestment of distributions	763	12,940	266	5,731
	1,848	34,427	1,912	40,848
Shares repurchased	(443)	(8,561)	(3,203)	(70,124)
Net increase (decrease)	1,405	$25,866	(1,291)	$(29,276)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	5,995	$124,577	21,635	$502,618
Shares issued in connection with
reinvestment of distributions	4,704	85,329	1,483	33,851
	10,699	209,906	23,118	536,469
Shares repurchased	(48,405)	(1,043,138)	(28,135)	(638,578)
Net decrease	(37,706)	$(833,232)	(5,017)	$(102,109)

RetirementReady® Funds 99

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	91,224	$2,238,593	148,082	$3,996,787
Shares issued in connection with
reinvestment of distributions	48,759	1,055,634	13,122	351,274
	139,983	3,294,227	161,204	4,348,061
Shares repurchased	(75,048)	(1,858,244)	(66,409)	(1,774,274)
Net increase	64,935	$1,435,983	94,795	$2,573,787

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	127,577	$3,162,540	156,308	$4,218,798
Shares issued in connection with
reinvestment of distributions	37,327	807,012	10,051	268,671
	164,904	3,969,552	166,359	4,487,469
Shares repurchased	(378,814)	(9,570,359)	(77,367)	(2,084,093)
Net increase (decrease)	(213,910)	$(5,600,807)	88,992	$2,403,376

Putnam RetirementReady 2040 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	1,536,674	$33,900,314	1,113,139	$26,666,589
Shares issued in connection with
reinvestment of distributions	631,770	12,275,285	237,462	5,646,854
	2,168,444	46,175,599	1,350,601	32,313,443
Shares repurchased	(1,101,118)	(24,085,799)	(1,266,771)	(30,286,883)
Net increase	1,067,326	$22,089,800	83,830	$2,026,560

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	379	$7,596	—	$—
Shares issued in connection with
reinvestment of distributions	3,312	58,721	1,413	30,922
	3,691	66,317	1,413	30,922
Shares repurchased	(5,275)	(107,929)	(5,557)	(123,298)
Net decrease	(1,584)	$(41,612)	(4,144)	$(92,376)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	6,773	$133,347	7,520	$162,914
Shares issued in connection with
reinvestment of distributions	5,541	96,466	2,034	43,843
	12,314	229,813	9,554	206,757
Shares repurchased	(6,229)	(119,857)	(10,905)	(234,996)
Net increase (decrease)	6,085	$109,956	(1,351)	$(28,239)

100 RetirementReady® Funds

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	1,474	$30,068	10,644	$241,443
Shares issued in connection with
reinvestment of distributions	2,666	48,039	994	22,096
	4,140	78,107	11,638	263,539
Shares repurchased	(1,261)	(26,518)	(2,011)	(45,615)
Net increase	2,879	$51,589	9,627	$217,924

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	6,189	$142,812	9,940	$241,813
Shares issued in connection with
reinvestment of distributions	723	14,741	1,948	48,015
	6,912	157,553	11,888	289,828
Shares repurchased	(3,134)	(74,345)	(73,279)	(1,803,888)
Net increase (decrease)	3,778	$83,208	(61,391)	$(1,514,060)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	149,406	$3,932,519	357,796	$10,177,067
Shares issued in connection with
reinvestment of distributions	74,932	1,754,150	23,077	649,147
	224,338	5,686,669	380,873	10,826,214
Shares repurchased	(207,946)	(5,547,829)	(70,029)	(1,996,864)
Net increase	16,392	$138,840	310,844	$8,829,350

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	118,638	$3,097,614	89,179	$2,505,318
Shares issued in connection with
reinvestment of distributions	14,251	333,464	12,020	337,749
	132,889	3,431,078	101,199	2,843,067
Shares repurchased	(99,828)	(2,777,780)	(218,503)	(6,168,126)
Net increase (decrease)	33,061	$653,298	(117,304)	$(3,325,059)

Putnam RetirementReady 2035 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	1,575,946	$34,823,026	1,137,032	$27,039,902
Shares issued in connection with
reinvestment of distributions	392,180	7,757,325	121,855	2,892,843
	1,968,126	42,580,351	1,258,887	29,932,745
Shares repurchased	(871,564)	(19,487,473)	(966,370)	(22,923,372)
Net increase	1,096,562	$23,092,878	292,517	$7,009,373

RetirementReady® Funds 101

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	542	$11,677
Shares issued in connection with
reinvestment of distributions	3,552	64,193	1,060	23,169
	3,552	64,193	1,602	34,846
Shares repurchased	(5,897)	(118,991)	(5,860)	(128,194)
Net decrease	(2,345)	$(54,798)	(4,258)	$(93,348)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	10,369	$206,159	7,684	$166,528
Shares issued in connection with
reinvestment of distributions	7,816	140,210	2,127	46,237
	18,185	346,369	9,811	212,765
Shares repurchased	(2,651)	(52,187)	(18,631)	(405,331)
Net increase (decrease)	15,534	$294,182	(8,820)	$(192,566)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	693	$14,486	442	$10,115
Shares issued in connection with
reinvestment of distributions	1,901	36,191	763	17,439
	2,594	50,677	1,205	27,554
Shares repurchased	(6,416)	(148,550)	(263)	(5,982)
Net increase (decrease)	(3,822)	$(97,873)	942	$21,572

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	5,724	$122,117	28,317	$641,881
Shares issued in connection with
reinvestment of distributions	3,109	59,166	2,317	52,966
	8,833	181,283	30,634	694,847
Shares repurchased	(13,881)	(305,106)	(57,731)	(1,316,348)
Net decrease	(5,048)	$(123,823)	(27,097)	$(621,501)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	133,217	$3,521,019	226,586	$6,382,951
Shares issued in connection with
reinvestment of distributions	69,572	1,643,296	22,266	621,005
	202,789	5,164,315	248,852	7,003,956
Shares repurchased	(255,265)	(6,740,511)	(63,460)	(1,781,017)
Net increase (decrease)	(52,476)	$(1,576,196)	185,392	$5,222,939

102 RetirementReady® Funds

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	194,059	$5,107,330	220,019	$6,156,470
Shares issued in connection with
reinvestment of distributions	40,525	955,977	12,458	346,950
	234,584	6,063,307	232,477	6,503,420
Shares repurchased	(489,623)	(13,244,164)	(103,745)	(2,885,093)
Net increase (decrease)	(255,039)	$(7,180,857)	128,732	$3,618,327

Putnam RetirementReady 2030 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	2,160,530	$46,940,993	1,249,347	$28,768,089
Shares issued in connection with
reinvestment of distributions	612,956	12,142,668	220,018	5,060,413
	2,773,486	59,083,661	1,469,365	33,828,502
Shares repurchased	(1,627,481)	(35,333,506)	(1,940,004)	(44,685,804)
Net increase (decrease)	1,146,005	$23,750,155	(470,639)	$(10,857,302)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	—*	$2	110	$2,412
Shares issued in connection with
reinvestment of distributions	3,462	65,161	1,391	30,451
	3,462	65,163	1,501	32,863
Shares repurchased	(10,758)	(219,457)	(15,751)	(345,551)
Net decrease	(7,296)	$(154,294)	(14,250)	$(312,688)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	8,824	$179,515	20,608	$448,673
Shares issued in connection with
reinvestment of distributions	5,339	99,999	2,043	44,587
	14,163	279,514	22,651	493,260
Shares repurchased	(11,257)	(229,345)	(28,808)	(627,397)
Net increase (decrease)	2,906	$50,169	(6,157)	$(134,137)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	1,859	$39,198	5,212	$118,148
Shares issued in connection with
reinvestment of distributions	1,399	26,907	326	7,290
	3,258	66,105	5,538	125,438
Shares repurchased	(41)	(840)	(1,269)	(28,296)
Net increase	3,217	$65,265	4,269	$97,142

RetirementReady® Funds 103

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	8,646	$178,904	15,700	$341,955
Shares issued in connection with
reinvestment of distributions	1,995	37,491	3,145	68,680
	10,641	216,395	18,845	410,635
Shares repurchased	(5,166)	(108,358)	(111,896)	(2,424,057)
Net increase (decrease)	5,475	$108,037	(93,051)	$(2,013,422)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	259,567	$6,605,529	295,816	$7,880,145
Shares issued in connection with
reinvestment of distributions	69,649	1,606,100	19,309	511,113
	329,216	8,211,629	315,125	8,391,258
Shares repurchased	(175,034)	(4,430,970)	(30,406)	(806,792)
Net increase	154,182	$3,780,659	284,719	$7,584,466

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	126,144	$3,186,813	150,549	$4,004,307
Shares issued in connection with
reinvestment of distributions	21,132	486,881	8,706	230,176
	147,276	3,673,694	159,255	4,234,483
Shares repurchased	(122,637)	(3,240,941)	(149,748)	(3,951,731)
Net increase	24,639	$432,753	9,507	$282,752

* Amount represents less than 1 share.

Putnam RetirementReady 2025 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	2,019,000	$43,854,632	1,349,052	$30,706,949
Shares issued in connection with
reinvestment of distributions	302,815	6,086,586	81,133	1,851,453
	2,321,815	49,941,218	1,430,185	32,558,402
Shares repurchased	(1,255,653)	(27,466,956)	(976,388)	(22,218,910)
Net increase	1,066,162	$22,474,262	453,797	$10,339,492

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	5	$95	1,592	$33,599
Shares issued in connection with
reinvestment of distributions	3,027	56,634	881	18,790
	3,032	56,729	2,473	52,389
Shares repurchased	(13,576)	(272,999)	(13,235)	(281,927)
Net decrease	(10,544)	$(216,270)	(10,762)	$(229,538)

104 RetirementReady® Funds

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	21,472	$438,239	25,680	$543,735
Shares issued in connection with
reinvestment of distributions	7,926	147,508	1,478	31,416
	29,398	585,747	27,158	575,151
Shares repurchased	(13,679)	(269,914)	(19,702)	(417,810)
Net increase	15,719	$315,833	7,456	$157,341

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	3,010	$59,383	507	$10,937
Shares issued in connection with
reinvestment of distributions	650	12,356	161	3,493
	3,660	71,739	668	14,430
Shares repurchased	(4,354)	(87,935)	(2,852)	(61,579)
Net decrease	(694)	$(16,196)	(2,184)	$(47,149)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	8,150	$166,110	24,035	$511,340
Shares issued in connection with
reinvestment of distributions	1,509	28,424	2,033	43,496
	9,659	194,534	26,068	554,836
Shares repurchased	(36,156)	(758,646)	(107,701)	(2,288,585)
Net decrease	(26,497)	$(564,112)	(81,633)	$(1,733,749)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	293,754	$6,419,257	332,539	$7,677,081
Shares issued in connection with
reinvestment of distributions	63,375	1,282,706	15,476	355,490
	357,129	7,701,963	348,015	8,032,571
Shares repurchased	(204,305)	(4,409,654)	(52,319)	(1,207,051)
Net increase	152,824	$3,292,309	295,696	$6,825,520

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	233,556	$5,100,487	285,613	$6,548,156
Shares issued in connection with
reinvestment of distributions	41,299	834,647	12,193	279,712
	274,855	5,935,134	297,806	6,827,868
Shares repurchased	(546,416)	(12,203,508)	(132,216)	(3,029,854)
Net increase (decrease)	(271,561)	$(6,268,374)	165,590	$3,798,014

RetirementReady® Funds 105

Putnam RetirementReady 2020 Fund

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	2,830,122	$53,668,895	2,129,950	$41,813,235
Shares issued in connection with
reinvestment of distributions	509,508	9,064,139	213,746	4,197,962
	3,339,630	62,733,034	2,343,696	46,011,197
Shares repurchased	(2,482,458)	(47,019,537)	(2,609,365)	(51,183,656)
Net increase (decrease)	857,172	$15,713,497	(265,669)	$(5,172,459)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	547	$9,795	3,565	$67,281
Shares issued in connection with
reinvestment of distributions	1,974	33,917	795	15,097
	2,521	43,712	4,360	82,378
Shares repurchased	(9,998)	(179,525)	(19,537)	(370,889)
Net decrease	(7,477)	$(135,813)	(15,177)	$(288,511)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	18,196	$328,795	34,038	$640,963
Shares issued in connection with
reinvestment of distributions	5,061	86,799	1,621	30,710
	23,257	415,594	35,659	671,673
Shares repurchased	(46,683)	(852,429)	(29,463)	(556,024)
Net increase (decrease)	(23,426)	$(436,835)	6,196	$115,649

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	473	$8,840	1,005	$19,409
Shares issued in connection with
reinvestment of distributions	300	5,267	120	2,326
	773	14,107	1,125	21,735
Shares repurchased	(2,342)	(45,269)	(6,183)	(118,064)
Net decrease	(1,569)	$(31,162)	(5,058)	$(96,329)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	21,501	$394,906	15,638	$295,915
Shares issued in connection with
reinvestment of distributions	6,311	108,177	4,830	91,430
	27,812	503,083	20,468	387,345
Shares repurchased	(132,257)	(2,439,812)	(134,242)	(2,524,063)
Net decrease	(104,445)	$(1,936,729)	(113,774)	$(2,136,718)

106 RetirementReady® Funds

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	107,298	$2,312,699	341,753	$7,618,254
Shares issued in connection with
reinvestment of distributions	24,482	493,801	9,056	200,231
	131,780	2,806,500	350,809	7,818,485
Shares repurchased	(115,186)	(2,457,687)	(88,580)	(1,962,913)
Net increase	16,594	$348,813	262,229	$5,855,572

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	108,362	$2,312,896	60,162	$1,344,882
Shares issued in connection with
reinvestment of distributions	7,202	145,040	2,673	59,066
	115,564	2,457,936	62,835	1,403,948
Shares repurchased	(57,421)	(1,246,277)	(60,763)	(1,332,375)
Net increase	58,143	$1,211,659	2,072	$71,573

Putnam Retirement Income Fund Lifestyle 1

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	2,180,087	$37,546,640	1,740,133	$30,843,973
Shares issued in connection with
reinvestment of distributions	180,974	3,048,630	121,015	2,143,157
	2,361,061	40,595,270	1,861,148	32,987,130
Shares repurchased	(1,689,907)	(29,037,898)	(1,166,532)	(20,676,771)
Net increase	671,154	$11,557,372	694,616	$12,310,359

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	427	$7,139	1	$22
Shares issued in connection with
reinvestment of distributions	1,099	17,953	1,097	19,005
	1,526	25,092	1,098	19,027
Shares repurchased	(10,848)	(181,432)	(8,494)	(147,052)
Net decrease	(9,322)	$(156,340)	(7,396)	$(128,025)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	15,574	$257,065	6,637	$115,997
Shares issued in connection with
reinvestment of distributions	2,016	32,929	1,781	30,944
	17,590	289,994	8,418	146,941
Shares repurchased	(23,537)	(396,491)	(37,432)	(649,590)
Net decrease	(5,947)	$(106,497)	(29,014)	$(502,649)

RetirementReady® Funds 107

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	2,446	$41,478	3,173	$56,412
Shares issued in connection with
reinvestment of distributions	822	13,757	668	11,858
	3,268	55,235	3,841	68,270
Shares repurchased	(25,863)	(444,833)	(595)	(10,574)
Net increase (decrease)	(22,595)	$(389,598)	3,246	$57,696

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	8,915	$152,531	31,918	$559,273
Shares issued in connection with
reinvestment of distributions	946	15,898	913	16,169
	9,861	168,429	32,831	575,442
Shares repurchased	(6,807)	(114,956)	(44,323)	(779,677)
Net increase (decrease)	3,054	$53,473	(11,492)	$(204,235)

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	24,616	$424,769	36,022	$639,353
Shares issued in connection with
reinvestment of distributions	7,668	129,857	6,024	107,045
	32,284	554,626	42,046	746,398
Shares repurchased	(82,304)	(1,436,394)	(34,305)	(611,303)
Net increase (decrease)	(50,020)	$(881,768)	7,741	$135,095

	YEAR ENDED 7/31/19		YEAR ENDED 7/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	154,771	$2,648,897	130,494	$2,325,432
Shares issued in connection with
reinvestment of distributions	10,873	183,726	6,490	115,351
	165,644	2,832,623	136,984	2,440,783
Shares repurchased	(247,262)	(4,349,617)	(73,797)	(1,310,364)
Net increase (decrease)	(81,618)	$(1,516,994)	63,187	$1,130,419

108 RetirementReady® Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
Putnam RetirementReady 2060 Fund class B	1,155	58.13%	$12,636
Putnam RetirementReady 2060 Fund class M	1,154	55.14	12,752
Putnam RetirementReady 2060 Fund class R	1,169	47.39	12,871
Putnam RetirementReady 2060 Fund class R6	1,174	1.68	13,008
Putnam RetirementReady 2060 Fund class Y	1,184	11.34	13,095

At the close of the reporting period, the following funds’ had shareholders of record that owned the following percentages of the outstanding shares of the fund.

Putnam RetirementReady 2060 Fund	23.9%
Putnam RetirementReady 2055 Fund	22.1%
Putnam RetirementReady 2050 Fund	10.5%
Putnam RetirementReady 2045 Fund	9.6%
Putnam RetirementReady 2040 Fund	6.2%
Putnam RetirementReady 2035 Fund	9.7%
Putnam RetirementReady 2030 Fund	6.6%
Putnam RetirementReady 2025 Fund	8.4%

RetirementReady® Funds 109

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$5,237	$16,464	$7,142	$449	$—	$(132)	$186	1,487	$14,613
Putnam Multi-Asset Absolute
Return Fund Class P	84,524	261,420	111,728	5,134	—	(7,461)	9,944	20,248	236,699
Putnam Dynamic Asset Allocation
Equity Fund Class P	658,293	1,979,323	788,965	14,709	115,765	(111,155)	33,784	148,847	1,771,280
Putnam Dynamic Asset Allocation
Growth Fund Class P	142,910	422,641	169,234	3,354	16,998	(17,479)	8,641	23,860	387,479
Putnam Government Money
Market Fund Class G	4,120	17,397	10,300	67	—	—	—	11,217	11,217
Totals	$895,084	$2,697,245	$1,087,369	$23,713	$132,763	$(136,227)	$52,555		$2,421,288

Putnam RetirementReady 2055 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$185,894	$145,067	$127,765	$10,064	$—	$(1,946)	$1,027	20,577	$202,277
Putnam Multi-Asset Absolute
Return Fund Class P	2,251,756	1,277,083	1,314,255	80,516	—	(60,031)	27,914	186,965	2,182,467
Putnam Dynamic Asset Allocation
Equity Fund Class P	16,446,088	8,558,628	8,809,067	204,237	1,607,402	38,947	(1,566,276)	1,232,632	14,668,320
Putnam Dynamic Asset Allocation
Growth Fund Class P	4,886,147	3,412,911	2,720,805	75,921	384,748	(51,167)	(314,834)	320,951	5,212,252
Putnam Government Money
Market Fund Class G	107,651	133,618	141,572	1,792	—	—	—	99,697	99,697
Totals	$23,877,536	$13,527,307	$13,113,464	$372,530	$1,992,150	$(74,197)	$(1,852,169)		$22,365,013

110 RetirementReady® Funds	RetirementReady® Funds 111

Putnam RetirementReady 2050 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$903,978	$595,811	$398,403	$48,825	$—	$(8,409)	$4,687	111,665	$1,097,664
Putnam Multi-Asset Absolute
Return Fund Class P	5,839,835	3,117,635	2,223,847	212,804	—	(21,144)	(47,276)	570,163	6,665,203
Putnam Dynamic Asset Allocation
Equity Fund Class P	32,578,477	15,727,611	12,030,018	401,222	3,157,722	1,106,609	(4,112,794)	2,795,789	33,269,885
Putnam Dynamic Asset Allocation
Growth Fund Class P	22,260,546	13,519,178	7,275,485	339,080	1,718,366	338,443	(1,962,258)	1,655,198	26,880,424
Putnam Government Money
Market Fund Class G	271,513	345,950	315,066	2,895	—	—	—	302,397	302,397
Totals	$61,854,349	$33,306,185	$22,242,819	$1,004,826	$4,876,088	$1,415,499	$(6,117,641)		$68,215,573

Putnam RetirementReady 2045 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$1,699,524	$996,612	$909,034	$85,560	$—	$(17,011)	$8,619	180,947	$1,778,710
Putnam Multi-Asset Absolute
Return Fund Class P	6,723,543	4,194,549	3,480,114	257,642	—	(97,842)	(2,068)	627,722	7,338,068
Putnam Dynamic Asset Allocation
Equity Fund Class P	23,325,258	11,148,896	12,553,976	264,653	2,082,887	685,434	(2,658,561)	1,676,223	19,947,051
Putnam Dynamic Asset Allocation
Growth Fund Class P	37,591,573	23,579,585	17,112,187	571,910	2,898,285	242,619	(3,038,178)	2,540,850	41,263,412
Putnam Government Money
Market Fund Class G	307,850	604,057	459,803	33,825	—	—	—	452,104	452,104
Totals	$69,647,748	$40,523,699	$34,515,114	$1,213,590	$4,981,172	$813,200	$(5,690,188)		$70,779,345

112 RetirementReady® Funds	RetirementReady® Funds 113

Putnam RetirementReady 2040 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$4,407,324	$2,491,711	$1,523,518	$245,269	$—	$(39,756)	$15,008	544,330	$5,350,769
Putnam Multi-Asset Absolute
Return Fund Class P	19,737,186	9,489,419	5,809,553	792,013	—	(96,643)	(208,876)	1,977,035	23,111,533
Putnam Dynamic Asset Allocation
Balanced Fund Class P	5,897,029	6,215,591	1,980,874	182,972	533,698	(52,303)	(430,435)	658,186	9,649,008
Putnam Dynamic Asset Allocation
Equity Fund Class P	16,490,472	4,799,094	8,411,711	152,889	1,203,278	997,510	(2,079,118)	991,281	11,796,247
Putnam Dynamic Asset Allocation
Growth Fund Class P	106,017,147	39,187,249	24,725,575	1,532,428	7,765,932	1,482,277	(8,898,418)	6,961,988	113,062,680
Putnam Government Money
Market Fund Class G	2,660,193	2,275,292	1,549,507	85,753	—	—	—	3,385,978	3,385,978
Totals	$155,209,351	$64,458,356	$44,000,738	$2,991,324	$9,502,908	$2,291,085	$(11,601,839)		$166,356,215

Putnam RetirementReady 2035 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$6,483,928	$4,607,358	$3,015,368	$372,395	$—	$(66,871)	$41,877	819,016	$8,050,924
Putnam Multi-Asset Absolute
Return Fund Class P	20,898,834	10,991,406	8,127,415	802,221	—	(56,041)	(181,322)	2,012,443	23,525,462
Putnam Dynamic Asset Allocation
Balanced Fund Class P	27,110,465	22,139,467	11,139,037	735,047	2,009,316	185,930	(1,782,215)	2,490,765	36,514,610
Putnam Dynamic Asset Allocation
Growth Fund Class P	66,398,884	26,933,351	30,780,919	798,499	4,046,576	2,117,976	(5,453,750)	3,646,277	59,215,542
Putnam Government Money
Market Fund Class G	3,619,601	2,626,712	2,132,182	67,392	—	—	—	4,114,131	4,114,131
Totals	$124,511,712	$67,298,294	$55,194,921	$2,775,554	$6,055,892	$2,180,994	$(7,375,410)		$131,420,669

114 RetirementReady® Funds	RetirementReady® Funds 115

Putnam RetirementReady 2030 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$18,850,733	$10,687,759	$6,006,150	$1,060,387	$—	$(92,773)	$10,399	2,385,551	$23,449,968
Putnam Multi-Asset Absolute
Return Fund Class P	40,575,918	17,977,871	10,646,504	1,576,474	—	(31,760)	(468,958)	4,055,309	47,406,567
Putnam Dynamic Asset Allocation
Balanced Fund Class P	93,081,454	41,973,649	23,546,347	2,171,041	5,738,233	989,876	(5,563,621)	7,294,339	106,935,011
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,966,822	3,329,920	953,711	90,522	104,077	14,451	(47,130)	400,590	4,310,352
Putnam Dynamic Asset Allocation
Growth Fund Class P	34,894,836	10,224,192	18,778,751	329,307	1,668,839	1,564,451	(2,858,987)	1,542,225	25,045,741
Putnam Government Money
Market Fund Class G	7,680,889	4,766,384	3,309,914	221,635	—	—	—	9,137,359	9,137,359
Totals	$197,050,652	$88,959,775	$63,241,377	$5,449,366	$7,511,149	$2,444,245	$(8,928,297)		$216,284,998

Putnam RetirementReady 2025 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$19,303,082	$12,432,139	$8,244,521	$1,055,514	$—	$(88,710)	$43,406	2,385,086	$23,445,396
Putnam Multi-Asset Absolute
Return Fund Class P	32,948,207	18,695,925	12,525,211	1,248,358	—	(123,919)	(156,057)	3,322,408	38,838,945
Putnam Dynamic Asset Allocation
Balanced Fund Class P	54,559,282	26,190,277	26,956,457	1,111,016	2,697,070	1,505,154	(3,309,996)	3,546,266	51,988,260
Putnam Dynamic Asset Allocation
Conservative Fund Class P	15,652,880	13,747,564	7,207,566	485,510	516,338	80,897	(152,192)	2,055,909	22,121,583
Putnam Government Money
Market Fund Class G	6,596,600	4,842,165	3,622,339	124,449	—	—	—	7,816,426	7,816,426
Totals	$129,060,051	$75,908,070	$58,556,094	$4,024,847	$3,213,408	$1,373,422	$(3,574,839)		$144,210,610

116 RetirementReady® Funds	RetirementReady® Funds 117

Putnam RetirementReady 2020 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$45,281,168	$22,973,267	$14,859,853	$2,479,399	$—	$(147,648)	$(21,646)	5,414,576	$53,225,288
Putnam Multi-Asset Absolute
Return Fund Class P	58,529,242	22,006,807	16,552,826	2,164,476	—	(559,802)	(133,682)	5,414,007	63,289,739
Putnam Dynamic Asset Allocation
Balanced Fund Class P	29,003,467	8,541,982	17,250,948	467,200	1,082,923	980,284	(1,655,022)	1,338,319	19,619,763
Putnam Dynamic Asset Allocation
Conservative Fund Class P	55,073,497	24,982,924	17,020,031	1,448,979	1,557,703	421,806	(739,758)	5,828,851	62,718,438
Putnam Government Money
Market Fund Class G	11,814,897	5,577,303	4,904,181	219,609	—	—	—	12,488,019	12,488,019
Totals	$199,702,271	$84,082,283	$70,587,839	$6,779,663	$2,640,626	$694,640	$(2,550,108)		$211,341,247

Putnam Retirement Income Fund Lifestyle 1

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/18	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/19	as of 7/31/19
Putnam Fixed Income Absolute
Return Fund Class P	$31,094,455	$14,415,669	$11,463,366	$1,582,175	$—	$(74,362)	$(3,428)	3,455,643	$33,968,968
Putnam Multi-Asset Absolute
Return Fund Class P	31,064,700	14,455,746	11,239,575	1,133,062	—	(459,741)	199,958	2,910,273	34,021,088
Putnam Dynamic Asset Allocation
Conservative Fund Class P	35,660,386	16,149,441	13,473,788	886,086	924,079	450,469	(576,033)	3,551,159	38,210,475
Putnam Government Money
Market Fund Class G	6,169,788	3,426,618	2,927,876	115,917	—	—	—	6,668,530	6,668,530
Totals	$103,989,329	$48,447,474	$39,104,605	$3,717,240	$924,079	$(83,634)	$(379,503)		$112,869,061

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

118 RetirementReady® Funds	RetirementReady® Funds 119

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designate the following monies as a capital gain dividend with respect to the taxable year ended July 31, 2019, or, if subsequently determined to be different, the net capital gain of such year.

Amount
Putnam RetirementReady 2060 Fund	$127,244
Putnam RetirementReady 2055 Fund	2,294,964
Putnam RetirementReady 2050 Fund	5,965,455
Putnam RetirementReady 2045 Fund	6,281,292
Putnam RetirementReady 2040 Fund	10,163,934
Putnam RetirementReady 2035 Fund	7,648,835
Putnam RetirementReady 2030 Fund	8,872,281
Putnam RetirementReady 2025 Fund	4,656,694
Putnam RetirementReady 2020 Fund	3,979,941
Putnam Retirement Income Fund Lifestyle 1	1,404,405

The funds designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %
Putnam RetirementReady 2060 Fund	39.82%
Putnam RetirementReady 2055 Fund	42.66
Putnam RetirementReady 2050 Fund	39.87
Putnam RetirementReady 2045 Fund	33.77
Putnam RetirementReady 2040 Fund	30.82
Putnam RetirementReady 2035 Fund	25.20
Putnam RetirementReady 2030 Fund	20.74
Putnam RetirementReady 2025 Fund	16.47
Putnam RetirementReady 2020 Fund	11.02
Putnam Retirement Income Fund Lifestyle 1	8.76

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

120 RetirementReady® Funds

Qualifying %
Putnam RetirementReady 2060 Fund	61.66%
Putnam RetirementReady 2055 Fund	66.41
Putnam RetirementReady 2050 Fund	62.84
Putnam RetirementReady 2045 Fund	54.19
Putnam RetirementReady 2040 Fund	50.38
Putnam RetirementReady 2035 Fund	40.20
Putnam RetirementReady 2030 Fund	31.61
Putnam RetirementReady 2025 Fund	25.36
Putnam RetirementReady 2020 Fund	18.21
Putnam Retirement Income Fund Lifestyle 1	15.07

The Form 1099 that will be mailed to you in January 2020 will show the tax status of all distributions paid to your account in calendar 2019.

RetirementReady® Funds 121

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed
Born 1952, Trustee since 2012
Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury
Born 1947, Trustee since 2009
Principal occupations during past five years: Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: English Helper, Inc., a private software company

Barbara M. Baumann
Born 1955, Trustee since 2010
Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado. Senior Advisor to First Reserve, an energy and private equity firm.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, an independent natural gas and oil exploration and production company

Katinka Domotorffy
Born 1975, Trustee since 2012
Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill
Born 1954, Trustee since 2017
Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow
Born 1947, Trustee since 1997
Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

122 RetirementReady® Funds

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of July 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

RetirementReady® Funds 123

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

124 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, sustainable, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
PricewaterhouseCoopers LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about each fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

HOW WOULD YOU LIKE TO RECEIVE REPORTS LIKE THIS?

Go green with paperless delivery

1. Log in to your account at putnam.com
2. Under account preferences, select "mailing and paperless options"

Continue with paper reports by mail

Call Putnam at 1-800-225-1581.

AN097 317876 9/19

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2019	$186,477	$ —	$60,535	$ —
July 31, 2018	$182,311	$ —	$60,535	$ —

For the fiscal years ended July 31, 2019 and July 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $607,519 and $584,936 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2019	$ —	$546,984	$ —	$ —
July 31, 2018	$ —	$524,401	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 26, 2019